                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21474

               Oppenheimer Limited Term California Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
Municipal Bonds and Notes--106.4%
California--100.8%
$   100,000 Adelanto, CA Elementary School District Community Facilities
            District No. 1(1)                                                     4.700%   09/01/2012 09/01/2012    $       94,887
    695,000 Adelanto, CA Improvement Agency, Series B(1)                          5.500    12/01/2023 05/24/2018(A)        694,965
    210,000 Adelanto, CA Public Financing Authority, Series B(1)                  6.300    09/01/2028 07/12/2023(A)        200,758
     60,000 Alameda, CA Public Financing Authority (West End Community)(1)        6.800    04/01/2016 10/01/2010(B)         61,790
     50,000 Alameda, CA Public Financing Authority Community Facilities
            District Special Tax                                                  7.000    08/01/2019 08/01/2010(B)         50,303
    350,000 Alameda, CA Transportation Authority(1)                               5.250    10/01/2021 10/01/2010(B)        354,690
     25,000 Alvord, CA Unified School District Community Facilities District(1)   6.200    09/01/2025 04/02/2024(A)         23,972
  1,500,000 Antelope Valley, CA Healthcare District(1)                            5.250    09/01/2017 09/01/2017         1,485,510
    550,000 Antioch, CA Public Financing Authority(1)                             5.625    01/01/2022 01/01/2011(B)        563,101
     35,000 Apple Valley, CA Improvement Bond Act 1915(1)                         6.900    09/02/2015 12/07/2012(C)         36,233
     15,000 Aromas, CA Water District(1)                                          5.600    09/01/2018 04/02/2017(A)         14,268
     15,000 Atwater, CA Redevel. Agency (Downtown Redevel.)                       5.500    06/01/2019 06/01/2019            14,169
     25,000 Azusa, CA COP(1)                                                      5.750    08/01/2020 08/01/2010(B)         25,276
     35,000 Bakersfield, CA Improvement Bond Act 1915(1)                          5.600    09/02/2020 03/02/2016(B)         33,176
     45,000 Bakersfield, CA Improvement Bond Act 1915(1)                          6.100    09/02/2024 10/15/2022(A)         43,131
     15,000 Bakersfield, CA Improvement Bond Act 1915(1)                          7.100    09/02/2015 09/02/2010(B)         15,060
      5,000 Banning, CA Improvement Bond Act 1915(1)                              8.400    09/02/2010 09/02/2010             5,084
     25,000 Beaumont, CA Financing Authority, Series A(1)                         5.700    09/01/2035 10/10/2033(A)         20,747
    160,000 Beaumont, CA Financing Authority, Series A(1)                         7.000    09/01/2023 09/30/2018(A)        159,998
     55,000 Beaumont, CA Financing Authority, Series B(1)                         6.000    09/01/2034 04/01/2030(A)         51,976
     30,000 Belmont, CA Redevel. Agency (Los Costano Community Devel.)(1)         5.500    08/01/2016 08/01/2010(B)         30,037
     50,000 Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax
            Allocation)(1)                                                        5.750    05/01/2034 06/29/2032(A)         43,565
    145,000 Bonita Canyon, CA Public Facilities Financing Authority(1)            5.375    09/01/2028 11/21/2022(A)        133,780


             1 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$    80,000 Brentwood, CA Improvement Bond Act 1915(1)                            6.800%   09/02/2017 09/02/2010(B) $       80,058
     30,000 Brisbane, CA Improvement Bond Act 1915 (Northeast Ridge)(1)           5.875    09/02/2020 03/30/2019(A)         29,039
    205,000 Brisbane, CA Public Financing Authority(1)                            6.000    05/01/2026 07/25/2023(A)        187,290
     35,000 Buena Park, CA Special Tax (Park Mall)(1)                             6.125    09/01/2033 10/15/2031(A)         31,389
    250,000 Burbank, CA Community Facilities District Special Tax(1)              5.200    12/01/2023 06/24/2022(A)        232,903
     25,000 Burbank, CA Public Service Dept.(1)                                   5.125    06/01/2016 06/01/2010(B)         25,104
    280,000 CA ABAG Finance Authority for NonProfit Corporations (Lincoln Glen
            Manor)(1)                                                             6.100    02/15/2025 08/15/2010(B)        280,204
     50,000 CA ABAG Finance Authority for NonProfit Corporations (Odd Fellows
            Home of California)(1)                                                6.000    08/15/2024 08/15/2010(B)         50,036
  2,100,000 CA ABAG Finance Authority for NonProfit Corporations (San Diego
            Hospital Assoc.)(1)                                                   6.125    08/15/2020 02/15/2012(B)      2,141,244
      5,000 CA ABAG Finance Authority for NonProfit Corporations COP(1)           5.600    11/01/2023 05/01/2010(B)          5,002
     20,000 CA ABAG Finance Authority for NonProfit Corporations COP(1)           5.800    03/01/2023 09/01/2010(B)         20,018
     25,000 CA ABAG Finance Authority for NonProfit Corporations COP (Episcopal
            Homes Foundation)(1)                                                  5.125    07/01/2013 07/01/2010(B)         25,090
     85,000 CA ABAG Finance Authority for NonProfit Corporations COP (Home for
            Jewish Parents)                                                       5.625    05/15/2022 06/14/2010(B)         85,274
     25,000 CA ABAG Finance Authority for NonProfit Corporations COP (Home for
            Jewish Parents)(1)                                                    5.625    05/15/2022 05/15/2010(B)         25,014
    725,000 CA ABAG Finance Authority for NonProfit Corporations COP (Lytton
            Gardens)(1)                                                           6.000    02/15/2019 08/15/2010(B)        725,812
    155,000 CA ABAG Finance Authority for NonProfit Corporations COP (O'Connor
            Woods)(1)                                                             6.200    11/01/2029 08/05/2023(A)        144,877
     75,000 CA ABAG Tax Allocation, Series A(1)                                   6.000    12/15/2014 06/15/2010(B)         75,485
    100,000 CA Affordable Hsg. Agency (Merced County Hsg. Authority)(1)           6.500    01/01/2033 01/01/2029(A)         83,768
  8,850,000 CA County Tobacco Securitization Agency                               5.830(2) 06/01/2033 03/18/2015(A)      1,097,312
  2,480,000 CA County Tobacco Securitization Agency (TASC)(1)                     0.000(3) 06/01/2021 03/15/2014(C)      2,140,141
  1,240,000 CA County Tobacco Securitization Agency (TASC)(1)                     0.000(3) 06/01/2028 09/12/2018(A)        982,340


             2 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$   410,000 CA County Tobacco Securitization Agency (TASC)(1)                     5.000%   06/01/2026 06/01/2014(A) $      358,447
  2,000,000 CA County Tobacco Securitization Agency (TASC)(1)                     5.125    06/01/2038 10/25/2020(A)      1,593,020
    285,000 CA County Tobacco Securitization Agency (TASC)(1)                     5.500    06/01/2033 06/01/2011(A)        244,787
  1,860,000 CA County Tobacco Securitization Agency (TASC)(1)                     5.750    06/01/2029 11/23/2011(A)      1,763,001
     25,000 CA County Tobacco Securitization Agency (TASC)                        5.875    06/01/2027 12/25/2013(C)         25,040
    290,000 CA County Tobacco Securitization Agency (TASC)(1)                     5.875    06/01/2035 03/28/2017(A)        248,336
    280,000 CA County Tobacco Securitization Agency (TASC)(1)                     5.875    06/01/2043 08/27/2019(A)        228,948
    780,000 CA County Tobacco Securitization Agency (TASC)(1)                     6.000    06/01/2029 06/01/2012(A)        720,829
  4,765,000 CA County Tobacco Securitization Agency (TASC)(1)                     6.000    06/01/2035 05/01/2018(A)      4,149,648
    435,000 CA County Tobacco Securitization Agency (TASC)(1)                     6.000    06/01/2042 01/01/2020(A)        362,951
 10,700,000 CA County Tobacco Securitization Agency (TASC)                        6.068(2) 06/01/2046 09/09/2028(A)        394,295
 51,520,000 CA County Tobacco Securitization Agency (TASC)                        6.192(2) 06/01/2050 01/02/2026(A)      1,316,851
     50,000 CA County Tobacco Securitization Agency (TASC)(1)                     6.250    06/01/2037 06/11/2017(A)         44,641
    500,000 CA Dept. of Transportation COP(1)                                     5.250    03/01/2016 09/01/2010(B)        501,785
     85,000 CA Dept. of Veterans Affairs Home Purchase(1)                         5.200    12/01/2027 06/01/2010(B)         85,018
     60,000 CA Dept. of Veterans Affairs Home Purchase(1)                         5.200    12/01/2028 06/01/2010(B)         60,029
  2,300,000 CA Dept. of Veterans Affairs Home Purchase                            5.450    12/01/2019 06/01/2010(B)      2,355,959
    525,000 CA Dept. of Water Resources (Center Valley)(1)                        5.250    07/01/2022 07/01/2010(B)        525,803
     20,000 CA Dept. of Water Resources (Center Valley)(1)                        5.400    07/01/2012 07/01/2010(B)         20,077
     25,000 CA East Side Union High School District(1)                            5.250    09/01/2025 09/01/2010(B)         25,097
     45,000 CA Educational Facilities Authority(1)                                5.125    04/01/2017 04/01/2017            44,817
     25,000 CA Educational Facilities Authority (California College of Arts &
            Crafts)(1)                                                            5.875    06/01/2030 07/11/2028(A)         24,184
      5,000 CA Educational Facilities Authority (College and University
            Financing)(1)                                                         6.250    06/01/2018 06/01/2010(B)          5,008
     25,000 CA Educational Facilities Authority (Dominican University of
            California/Harvey Mudd College Obligated Group)                       5.500    03/01/2011 09/01/2010(B)         25,087


             3 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$    15,000 CA Educational Facilities Authority (Los Angeles College of
            Chiropractic)(1)                                                      5.600%   11/01/2017 10/12/2013(A) $       12,682
     50,000 CA Educational Facilities Authority (Mills College)(1)                5.125    09/01/2022 09/01/2010(B)         50,011
     50,000 CA Educational Facilities Authority (Stanford University)(1)          5.125    01/01/2031 08/01/2010(B)         50,102
    310,000 CA Educational Facilities Authority (University Pacific)(1)           5.750    11/01/2030 11/01/2010(B)        311,293
    335,000 CA Financing Authority (Wastewater Improvement)(1)                    6.100    11/01/2033 12/17/2031(A)        299,420
     60,000 CA GO(1)                                                              4.800    08/01/2014 08/15/2010(B)         60,130
     25,000 CA GO(1)                                                              5.000    06/01/2017 06/01/2010(B)         25,036
      5,000 CA GO(1)                                                              5.000    06/01/2019 06/01/2011(B)          5,079
     25,000 CA GO(1)                                                              5.000    06/01/2019 06/02/2010(B)         25,030
      5,000 CA GO(1)                                                              5.000    02/01/2021 08/01/2010(B)          5,004
    100,000 CA GO(1)                                                              5.000    11/01/2022 05/01/2010(B)        100,393
     75,000 CA GO(1)                                                              5.000    10/01/2023 06/14/2010(B)         75,032
     10,000 CA GO(1)                                                              5.000    10/01/2023 06/14/2010(B)         10,004
     45,000 CA GO(1)                                                              5.000    02/01/2025 02/01/2011(B)         45,013
     10,000 CA GO(1)                                                              5.000    02/01/2025 08/01/2010(B)         10,004
     25,000 CA GO(1)                                                              5.125    10/01/2027 10/01/2010(B)         25,006
     25,000 CA GO(1)                                                              5.150    12/01/2013 06/01/2010(B)         25,029
     15,000 CA GO(1)                                                              5.200    06/01/2010 06/01/2010            15,060
    105,000 CA GO(1)                                                              5.250    06/01/2011 06/01/2010(B)        105,410
     25,000 CA GO(1)                                                              5.250    10/01/2013 10/01/2010(B)         25,354
     20,000 CA GO(1)                                                              5.250    06/01/2016 06/01/2010(B)         20,039
     25,000 CA GO(1)                                                              5.250    04/01/2018 06/15/2010(B)         25,039
     10,000 CA GO(1)                                                              5.250    04/01/2019 06/14/2010(B)         10,014
     10,000 CA GO(1)                                                              5.250    04/01/2021 06/11/2010(B)         10,010
    160,000 CA GO(1)                                                              5.250    06/01/2021 06/01/2010(B)        160,165
     10,000 CA GO(1)                                                              5.250    02/01/2029 02/01/2013(B)         10,096
     10,000 CA GO(1)                                                              5.250    02/01/2030 02/01/2012(B)         10,057
     15,000 CA GO(1)                                                              5.300    09/01/2011 09/01/2010(B)         15,225
     15,000 CA GO(1)                                                              5.375    06/01/2026 06/01/2010(B)         15,008
    100,000 CA GO(1)                                                              5.500    06/01/2010 06/01/2010           100,412
     15,000 CA GO(1)                                                              5.500    06/01/2013 06/01/2010(B)         15,046
     50,000 CA GO(1)                                                              5.500    06/01/2014 06/01/2010(B)         50,139
     55,000 CA GO(1)                                                              5.500    04/01/2015 10/01/2010(B)         55,690
     30,000 CA GO(1)                                                              5.500    04/01/2019 10/01/2010(B)         30,248
     15,000 CA GO(1)                                                              5.500    03/01/2020 09/01/2010(B)         15,077
     25,000 CA GO(1)                                                              5.500    03/01/2020 09/01/2010(B)         25,128
     20,000 CA GO(1)                                                              5.500    10/01/2022 10/01/2010(B)         20,106
     65,000 CA GO(1)                                                              5.600    09/01/2021 09/01/2010(B)         65,338


             4 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$     5,000 CA GO(1)                                                              5.600%   09/01/2021 09/01/2010(B) $        5,026
     70,000 CA GO(1)                                                              5.625    10/01/2021 10/01/2010(B)         70,463
    130,000 CA GO(1)                                                              5.625    10/01/2023 10/01/2010(B)        130,664
     10,000 CA GO(1)                                                              5.625    09/01/2024 09/01/2010(B)         10,039
     15,000 CA GO(1)                                                              5.625    10/01/2026 10/01/2010(B)         15,063
      5,000 CA GO(1)                                                              5.750    03/01/2012 09/01/2010(B)          5,074
     35,000 CA GO(1)                                                              5.750    03/01/2015 09/01/2010(B)         35,379
  4,780,000 CA GO(1)                                                              5.750    11/01/2017 05/01/2010(B)      4,838,459
     35,000 CA GO(1)                                                              5.750    11/01/2017 05/01/2010(B)         35,428
     25,000 CA GO(1)                                                              5.800    06/01/2013 06/01/2010(B)         25,082
  1,410,000 CA GO(1)                                                              5.900    04/01/2023 10/01/2010(B)      1,419,095
    230,000 CA GO(1)                                                              5.900    04/01/2023 10/01/2010(B)        234,129
     75,000 CA GO(1)                                                              5.900    03/01/2025 09/01/2010(B)         75,332
     20,000 CA GO(1)                                                              6.000    08/01/2010 08/01/2010            20,278
     10,000 CA GO(1)                                                              6.000    05/01/2011 05/01/2010(B)         10,263
     25,000 CA GO(1)                                                              6.000    05/01/2012 05/01/2010(B)         25,568
     15,000 CA GO(1)                                                              6.000    10/01/2014 10/01/2010(B)         15,231
     20,000 CA GO(1)                                                              6.000    08/01/2015 08/01/2010(B)         20,168
     20,000 CA GO(1)                                                              6.000    05/01/2018 05/01/2010(B)         20,259
      5,000 CA GO(1)                                                              6.000    08/01/2019 08/01/2010(B)          5,030
     40,000 CA GO(1)                                                              6.000    10/01/2021 10/01/2010(B)         40,786
     85,000 CA GO(1)                                                              6.000    08/01/2024 08/01/2010(B)         85,952
  4,000,000 CA GO(1)                                                              6.000    03/01/2033 03/01/2020(B)      4,416,120
    905,000 CA GO(1)                                                              6.250    10/01/2019 10/01/2010(B)        914,846
    605,000 CA GO(1)                                                              6.250    10/01/2019 10/01/2010(B)        611,582
    295,000 CA GO (Safe Drinking Water)(1)                                        8.250    09/01/2010 09/01/2010           302,543
     25,000 CA Golden State Tobacco Securitization Corp.(1)                       5.000    06/01/2020 06/01/2010(B)         25,002
  8,465,000 CA Golden State Tobacco Securitization Corp. (TASC)(1)                4.500    06/01/2027 12/30/2015(A)      7,781,113
    500,000 CA Golden State Tobacco Securitization Corp. (TASC)                   5.000    06/01/2018 06/01/2010(B)        500,130
  3,100,000 CA Golden State Tobacco Securitization Corp. (TASC)(1)                5.000    06/01/2033 11/26/2029(A)      2,531,925
      5,000 CA Health Facilities Financing Authority (Catholic Healthcare
            West)(1)                                                              5.000    07/01/2011 07/01/2010(B)          5,014
    145,000 CA Health Facilities Financing Authority (Catholic Healthcare
            West)(1)                                                              5.000    07/01/2021 07/01/2010(B)        145,039
    160,000 CA Health Facilities Financing Authority (Catholic Healthcare
            West)(1)                                                              5.250    07/01/2023 07/01/2010(B)        160,074


             5 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$    30,000 CA Health Facilities Financing Authority (Catholic Healthcare
            West)(1)                                                              5.250%   07/01/2023 07/01/2010(B) $       30,009
  1,500,000 CA Health Facilities Financing Authority (Catholic Healthcare
            West)(1)                                                              5.375    07/01/2021 07/01/2014(B)      1,561,440
    155,000 CA Health Facilities Financing Authority (Catholic Healthcare
            West)(1)                                                              6.000    07/01/2013 07/01/2010(B)        155,446
     95,000 CA Health Facilities Financing Authority (Community Program)(1)       7.200    01/01/2012 08/01/2010(B)         95,348
     45,000 CA Health Facilities Financing Authority (Downey Community Hospital)  5.750    05/15/2015 08/04/2012(A)         29,738
     50,000 CA Health Facilities Financing Authority (Fellowship Homes)(1)        6.000    09/01/2019 09/01/2010(B)         50,064
     10,000 CA Health Facilities Financing Authority (FF/OCTC/SCADP Obligated
            Group)(1)                                                             6.500    12/01/2022 06/01/2010(B)         10,013
  2,000,000 CA Health Facilities Financing Authority (Kaiser Permanente)(1)       5.400    05/01/2028 05/01/2010(B)      2,008,160
     40,000 CA Health Facilities Financing Authority (Marshall Hospital)(1)       5.125    11/01/2012 06/01/2010(B)         40,093
     20,000 CA Health Facilities Financing Authority (Mercy Senior Hsg.)(1)       5.800    12/01/2018 06/01/2010(B)         20,022
  1,050,000 CA Health Facilities Financing Authority (Pomona Valley Hospital
            Medical Center)(1)                                                    5.625    07/01/2019 07/01/2010(B)      1,050,389
     30,000 CA Health Facilities Financing Authority (Providence Health
            System-Southern California)(1)                                        5.500    10/01/2013 06/14/2010(B)         30,089
     40,000 CA Health Facilities Financing Authority (San Fernando Valley
            Community Mental Health Center)(1)                                    5.250    06/01/2023 10/26/2017(A)         40,006
     50,000 CA Health Facilities Financing Authority (Sunny View Lutheran
            Home)(1)                                                              5.100    01/01/2024 02/09/2022(A)         49,998
      5,000 CA Health Facilities Financing Authority (Sutter Health)(1)           5.000    08/15/2017 08/01/2010(B)          5,006
    135,000 CA Health Facilities Financing Authority (Sutter Health)(1)           5.125    08/15/2022 08/01/2010(B)        135,117
    145,000 CA Health Facilities Financing Authority (Sutter Health)(1)           5.350    08/15/2028 08/15/2011(B)        145,167
     30,000 CA Health Facilities Financing Authority (Sutter Health)(1)           5.375    08/15/2030 08/15/2010(B)         30,016
     25,000 CA HFA                                                                8.037(2) 08/01/2015 04/14/2011(A)         16,434
     90,000 CA HFA                                                                8.223(2) 02/01/2015 02/11/2011(A)         63,050
  5,700,000 CA HFA (Home Mtg.)(1)                                                 5.000    08/01/2037 07/25/2012(C)      5,870,316


             6 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$ 4,030,000 CA HFA (Home Mtg.)(1)                                                 5.500%   02/01/2042 06/26/2012(C) $    4,273,654
  5,335,000 CA HFA (Home Mtg.)(4)                                                 5.500    02/01/2042 01/01/2013(A)      5,657,641
 11,895,000 CA HFA (Home Mtg.)(1)                                                 5.500    08/01/2042 09/01/2012(C)     12,064,563
     55,000 CA HFA (Multifamily Hsg.)(1)                                          5.375    08/01/2028 01/06/2026(A)         53,225
     40,000 CA HFA (Multifamily Hsg.)(1)                                          5.400    08/01/2018 08/01/2010(B)         40,040
  2,055,000 CA HFA (Multifamily Hsg.)(1)                                          5.400    08/01/2018 08/01/2010(B)      2,057,076
    445,000 CA HFA (Multifamily Hsg.)(1)                                          5.450    08/01/2028 08/01/2010(B)        445,018
    630,000 CA HFA (Multifamily Hsg.)(1)                                          5.950    08/01/2028 08/01/2010(B)        630,233
    390,000 CA HFA (Multifamily Hsg.)(1)                                          6.050    08/01/2016 08/01/2010(B)        390,503
  2,940,000 CA HFA (Multifamily Hsg.)(1)                                          6.050    08/01/2027 08/01/2010(B)      2,966,225
     25,000 CA HFA (Multifamily Hsg.)(1)                                          6.050    08/01/2038 08/01/2010(B)         25,006
  2,435,000 CA HFA (Multifamily Hsg.)(1)                                          6.150    08/01/2022 08/01/2010(B)      2,437,849
     40,000 CA HFA (Multifamily Hsg.), Series B(1)                                5.850    08/01/2010 08/01/2010            40,100
     10,000 CA HFA (Single Family Mtg.),
            Series A(1)                                                           5.300    08/01/2018 08/01/2010(B)         10,200
  2,250,000 CA Hi-Desert Memorial Health Care District(1)                         5.500    10/01/2015 06/14/2010(B)      2,251,305
  1,245,000 CA Infrastructure and Economic Devel. (Copia: The American Center
            for Wine, Food and the Arts)                                          5.350(2) 12/01/2019 12/01/2019           165,647
  1,320,000 CA Infrastructure and Economic Devel. (Copia: The American Center
            for Wine, Food and the Arts)                                          5.400(2) 12/01/2020 12/01/2020           150,493
  3,235,000 CA Infrastructure and Economic Devel. (Copia: The American Center
            for Wine, Food and the Arts)                                          5.420(2) 12/01/2021 12/01/2021           326,767
  1,500,000 CA Infrastructure and Economic Devel. (Scripps Research
            Institute)(1)                                                         5.750    07/01/2030 07/01/2010(B)      1,502,415
     15,000 CA Infrastructure and Economic Devel. (Stockton Port District)(1)     5.375    07/01/2022 02/23/2020(A)         12,118
  1,285,000 CA Inland Empire Tobacco Securitization Authority(1)                  5.000    06/01/2021 09/19/2013(A)      1,064,623
    235,000 CA Intercommunity Hospital Financing Authority COP(1)                 5.250    11/01/2019 10/03/2015(A)        229,846
     35,000 CA M-S-R Public Power Agency (San Juan)(1)                            6.000    07/01/2022 07/01/2010(B)         37,412
     10,000 CA Maritime Infrastructure Authority (Santa Cruz Port District)(1)    5.750    05/01/2024 04/17/2020(A)          9,274
     25,000 CA Pollution Control Financing Authority (Browning-Ferris
            Industries)(1)                                                        5.800    12/01/2016 12/01/2010(B)         25,017
     30,000 CA Pollution Control Financing Authority (Sacramento Biosolids
            Facility)(1)                                                          5.300    12/01/2017 06/24/2016(A)         26,727
    240,000 CA Pollution Control Financing Authority (Sacramento Biosolids
            Facility)(1)                                                          5.500    12/01/2024 07/27/2022(A)        169,598


             7 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$   435,000 CA Pollution Control Financing Authority (San Diego Gas & Electric
            Company)(1)                                                           5.850%   06/01/2021 06/01/2010(B) $      439,367
    845,000 CA Pollution Control Financing Authority (San Diego Gas & Electric
            Company)(1)                                                           5.850    06/01/2021 06/01/2010(B)        845,735
    195,000 CA Pollution Control Financing Authority (San Diego Gas & Electric
            Company)(1)                                                           5.850    06/01/2021 06/01/2010(B)        195,170
  1,000,000 CA Pollution Control Financing Authority (Southern California
            Edison Company)(1)                                                    5.450    09/01/2029 09/01/2010(B)      1,007,730
     20,000 CA Pollution Control Financing Authority (Southern California
            Edison Company)(1)                                                    5.550    09/01/2031 09/01/2031            19,899
    435,000 CA Pollution Control Financing Authority (Southern California Water
            Company)(1)                                                           5.500    12/01/2026 12/01/2010(B)        435,030
    105,000 CA Public Works(1)                                                    5.250    12/01/2013 06/01/2010(B)        105,327
    100,000 CA Public Works (CA Community Colleges)(1)                            5.250    12/01/2014 12/01/2010(B)        100,690
    100,000 CA Public Works (CA Community Colleges)(1)                            5.250    12/01/2015 12/01/2010(B)        100,640
    140,000 CA Public Works (California Community College)(1)                     5.375    03/01/2011 09/01/2010(B)        140,515
     45,000 CA Public Works (California Science Center)(1)                        5.250    10/01/2017 06/14/2010(B)         45,042
     50,000 CA Public Works (California State University)(1)                      5.375    10/01/2017 10/01/2010(B)         50,052
     25,000 CA Public Works (Dept. of Corrections)(1)                             5.000    09/01/2021 09/01/2010(B)         25,019
    145,000 CA Public Works (Dept. of Food & Agriculture)(1)                      5.400    06/01/2013 06/01/2010(B)        145,377
  1,000,000 CA Public Works (Dept. of Health Services)(1)                         5.500    11/01/2015 11/01/2010(B)      1,013,110
    150,000 CA Public Works (Dept. of Youth Authority)(1)                         5.375    10/01/2015 10/01/2010(B)        151,203
  1,500,000 CA Public Works (State Archives Building Complex)(1)                  5.375    12/01/2012 06/01/2010(B)      1,504,335
    135,000 CA Public Works (State Universities)(1)                               5.250    12/01/2013 06/01/2010(B)        135,383
  1,045,000 CA Public Works (State Universities)(1)                               5.500    12/01/2018 06/01/2010(B)      1,046,766
    100,000 CA Public Works (Various Community Colleges)(1)                       5.375    03/01/2013 09/01/2010(B)        100,266
     25,000 CA Public Works (Various Community Colleges)(1)                       5.375    03/01/2014 09/01/2010(B)         25,081


             8 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$    20,000 CA Public Works (Various Community Colleges)(1)                       5.500%   09/01/2011 09/01/2010(B) $       20,072
     50,000 CA Public Works (Various Community Colleges)(1)                       5.600    04/01/2014 06/14/2010(B)         50,118
    350,000 CA Public Works (Various Community Colleges)(1)                       5.625    03/01/2011 03/01/2011           351,358
  4,585,000 CA Public Works (Various Community Colleges)(1)                       5.625    03/01/2016 09/01/2010(B)      4,591,786
  1,630,000 CA Public Works (Various Community Colleges)(1)                       5.625    03/01/2016 09/01/2010(B)      1,632,412
  1,540,000 CA Public Works (Various Community Colleges)(1)                       5.625    03/01/2019 09/01/2010(B)      1,545,513
    125,000 CA Public Works (Various State Universities)(1)                       5.375    12/01/2019 06/01/2010(B)        125,323
     50,000 CA Public Works (Various State Universities)(1)                       5.400    10/01/2022 10/01/2010(B)         50,018
    100,000 CA Public Works (Various State Universities)                          5.400    10/01/2022 06/11/2010(B)        100,315
     10,000 CA Public Works (Various State Universities)(1)                       5.500    09/01/2015 09/01/2010(B)         10,017
      5,000 CA Resource Efficiency Financing Authority COP(1)                     5.500    04/01/2017 06/14/2010(B)          5,019
     75,000 CA River Highlands Community Services District(1)                     7.750    09/02/2020 04/27/2016(A)         71,414
     15,000 CA River Highlands Community Services District(1)                     8.125    09/02/2020 09/01/2010(B)         15,068
    205,000 CA Rural Home Mtg. Finance Authority (Single Family Mtg.)(1)          5.700    02/01/2033 05/01/2011(C)        206,002
    125,000 CA Rural Home Mtg. Finance Authority (Single Family Mtg.),
            Series A(1)                                                           6.350    12/01/2029 09/15/2014(C)        134,183
     20,000 CA Rural Home Mtg. Finance Authority (Single Family Mtg.),
            Series A(1)                                                           7.000    09/01/2029 09/02/2010(C)         20,372
     40,000 CA Sierra View Local Health Care District(1)                          5.250    07/01/2018 07/01/2010(B)         40,012
  2,000,000 CA Sierra View Local Health Care District(1)                          5.400    07/01/2022 07/01/2010(B)      2,000,120
     50,000 CA Special Districts Finance Program COP(1)                           5.250    12/01/2026 12/01/2010(B)         50,216
     25,000 CA Statewide CDA(1)                                                   6.625    09/01/2027 10/16/2025(A)         24,040
     10,000 CA Statewide CDA(1)                                                   7.000    07/01/2022 07/01/2010(B)         10,002
     85,000 CA Statewide CDA (Bouquet Canyon)(1)                                  5.300    07/01/2018 07/01/2010(B)         85,121
     90,000 CA Statewide CDA (California Odd Fellow Hsg.)(1)                      5.375    10/01/2013 06/14/2010(B)         90,203


             9 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$ 2,000,000 CA Statewide CDA (CVHP/CVMC/FH Obligated Group) COP(1)                5.500%   04/01/2013 10/01/2010(B) $    2,003,280
  1,025,000 CA Statewide CDA (Daughters of Charity Health System/St. Francis
            Medical Center Obligated Group)(1)                                    5.250    07/01/2025 11/07/2018(A)        975,493
    500,000 CA Statewide CDA (East Tabor Apartments)(1)                           6.850    08/20/2036 02/20/2011(B)        530,940
    435,000 CA Statewide CDA (Eastfield Ming Quong)(1)                            5.625    06/01/2020 06/01/2010(B)        436,714
     45,000 CA Statewide CDA (Escrow Term)(1)                                     6.750    09/01/2037 07/27/2036(A)         43,739
    250,000 CA Statewide CDA (Fairfield Apartments)(1)                            6.500    01/01/2016 06/08/2013(A)        243,860
      5,000 CA Statewide CDA (GP Steinbeck)(1)                                    5.700    09/20/2019 09/20/2010(B)          5,255
     85,000 CA Statewide CDA (GP Steinbeck)                                       5.897(2) 09/20/2027 09/20/2010(B)         31,122
     15,000 CA Statewide CDA (John Muir Health)(1)                                5.125    08/15/2017 08/15/2010(B)         15,009
    100,000 CA Statewide CDA (LA Orthopedic Hospital Foundation)                  5.250    06/01/2015 06/01/2010(B)        100,098
  1,190,000 CA Statewide CDA (LA Orthopedic Hospital Foundation)(1)               5.500    06/01/2019 06/01/2010(B)      1,190,321
    250,000 CA Statewide CDA (Live Oak School)(1)                                 6.750    10/01/2030 12/19/2023(A)        241,273
    100,000 CA Statewide CDA (Multifamily)                                        5.696(2) 09/20/2021 09/20/2010(B)         53,019
    100,000 CA Statewide CDA (Multifamily)                                        5.744(2) 09/20/2023 09/20/2010(B)         47,011
    150,000 CA Statewide CDA (Quail Ridge Apartments)(1)                          5.375    07/01/2032 11/26/2029(A)        123,759
    430,000 CA Statewide CDA (Rio Bravo)(1, 5)                                    6.300    12/01/2018 02/19/2014(A)        394,946
    560,000 CA Statewide CDA (Sycamore)(1)                                        6.000    03/20/2038 03/20/2013(B)        602,179
     25,000 CA Statewide CDA Community Facilities District(1)                     6.350    09/01/2021 09/01/2021            24,562
      5,000 CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)(1)                5.000    04/01/2018 05/06/2016(A)          4,844
     45,000 CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)(1)                5.125    04/01/2023 05/07/2021(A)         42,274
    100,000 CA Statewide CDA COP (Sutter Health)(1)                               5.500    08/15/2031 08/15/2010(B)        100,060
     20,000 CA Statewide CDA Special Tax Community Facilities District No.
            2007-1 (Orinda)(1)                                                    5.300    09/01/2017 09/01/2017            18,742
  1,199,000 CA Statewide Financing Authority Tobacco Settlement (TASC)(1)         5.625    05/01/2029 12/13/2012(C)      1,174,624
    800,000 CA Statewide Financing Authority Tobacco Settlement (TASC)(1)         5.625    05/01/2029 07/08/2013(C)        793,088
    250,000 CA Statewide Financing Authority Tobacco Settlement (TASC)(1)         6.000    05/01/2037 10/01/2017(C)        215,823


             10 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$    45,000 CA Valley Health System COP                                           6.875%   05/15/2023 12/06/2015(C) $       24,698
     15,000 CA Valley Health System, Series A                                     6.500    05/15/2025 05/21/2021(A)          8,234
     65,000 CA Valley Health System, Series A                                     6.500    05/15/2025 05/21/2021(A)         35,679
    100,000 CA Veterans GO(1)                                                     4.700    12/01/2012 06/01/2010(B)        100,114
    180,000 CA Veterans GO(1)                                                     5.300    12/01/2029 04/28/2026(A)        175,412
     85,000 CA Veterans GO, Series BP(1)                                          5.500    12/01/2026 12/01/2010(B)         85,006
     90,000 CA Veterans GO, Series BX(1)                                          5.000    12/01/2014 06/01/2010(B)         90,204
     50,000 CA Veterans GO, Series BZ(1)                                          5.350    12/01/2021 06/01/2010(B)         50,006
     10,000 CA Water Resource Devel. GO,
            Series P(1)                                                           5.800    06/01/2011 06/01/2010(B)         10,042
     25,000 CA Water Resource Devel. GO,
            Series P(1)                                                           5.800    06/01/2014 06/01/2010(B)         25,075
     50,000 CA Water Resource Devel. GO,
            Series Q(1)                                                           5.000    03/01/2016 09/01/2010(B)         50,086
     35,000 CA Western Hills Water District Special Tax(1)                        5.000    09/01/2014 03/25/2013(A)         28,615
     10,000 CA Western Hills Water District Special Tax (Diablo Grande
            Community Facilities)(1)                                              3.750    09/01/2010 09/01/2010             9,827
     65,000 CA Western Hills Water District Special Tax (Diablo Grande
            Community Facilities)(1)                                              4.000    09/01/2011 09/01/2011            60,369
     25,000 CA Western Hills Water District Special Tax (Diablo Grande
            Community Facilities)(1)                                              4.650    09/01/2014 09/01/2014            20,140
    120,000 CA Western Hills Water District Special Tax (Diablo Grande
            Community Facilities)(1)                                              6.000    09/01/2024 06/21/2021(A)         76,747
     50,000 CA Western Hills Water District Special Tax (Diablo Grande
            Community Facilities)(1)                                              6.125    09/01/2031 03/23/2029(A)         29,392
    115,000 CA Western Hills Water District Special Tax (Diablo Grande
            Community Facilities)(1)                                              6.750    09/01/2022 06/06/2018(A)         82,281
     45,000 CA Western Hills Water District Special Tax (Diablo Grande
            Community Facilities)(1)                                              6.875    09/01/2031 04/30/2027(A)         29,159
    310,000 CA William S. Hart Union School District(1)                           6.000    09/01/2027 04/13/2026(A)        305,703
     10,000 Calabasas, CA Special Tax Community Facilities District 98-1(1)       5.750    09/01/2028 06/18/2025(A)          9,132
     55,000 California City, CA Redevel. Agency Tax Allocation(1)                 7.000    09/01/2015 08/01/2010(B)         55,081
     25,000 Campbell, CA Improvement Bond Act 1915 (Dillon-Gilman Local
            Improvement District)(1)                                              7.150    09/02/2012 09/02/2010(B)         25,979
     60,000 Camrosa, CA Water District(1)                                         5.500    01/15/2011 07/01/2010(B)         60,210


             11 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$    20,000 Canyon Lake, CA COP (Railroad Canyon Road)(1)                         7.375%   06/01/2014 06/01/2010(B) $       20,072
     40,000 Capistrano, CA Unified School District (Education & Support
            Facilities) COP(1)                                                    5.250    12/01/2026 06/01/2010(B)         40,080
     75,000 Capistrano, CA Unified School District (Las Flores)(1)                5.000    09/01/2023 10/06/2021(A)         73,192
     80,000 Carlsbad, CA Improvement Bond Act 1915(1)                             5.550    09/02/2028 08/29/2022(A)         70,932
    120,000 Carlsbad, CA Improvement Bond Act 1915(1)                             5.950    09/02/2025 10/15/2023(A)        117,278
     30,000 Carlsbad, CA Improvement Bond Act 1915(1)                             6.000    09/02/2022 09/17/2021(A)         29,409
     95,000 Carson, CA Improvement Bond Act 1915(1)                               7.375    09/02/2022 09/02/2010(B)         95,121
     55,000 Castaic, CA Union School District Community Facilities District
            No. 92-1(1)                                                           8.500    10/01/2013 10/01/2010(B)         55,871
  2,750,000 Castaic, CA Union School District Community Facilities District
            No. 92-1(1)                                                           9.000    10/01/2019 10/01/2010(B)      2,780,058
     70,000 Cathedral City, CA Improvement Bond Act 1915(1)                       5.950    09/02/2034 05/03/2032(A)         66,963
     50,000 Cathedral City, CA Special Tax Community Facilities District No.
            1(1)                                                                  6.625    09/01/2023 09/25/2022(A)         44,083
     50,000 Cathedral City, CA Special Tax Community Facilities District No.
            1(1)                                                                  6.700    09/01/2030 01/09/2028(A)         41,857
     15,000 Central CA Unified School District(1)                                 5.625    03/01/2018 09/01/2010(B)         15,260
     50,000 Central Contra Costa, CA Sanitation District(1)                       5.000    09/01/2022 09/01/2011(B)         51,293
     35,000 Chico, CA Improvement Bond Act 1915 (Mission Ranch)(1)                6.625    09/02/2011 09/02/2011            35,898
     95,000 Chico, CA Improvement Bond Act 1915 (Mission Ranch)(1)                6.625    09/02/2012 09/02/2012            98,169
    100,000 Chico, CA Improvement Bond Act 1915 (Mission Ranch)(1)                6.625    09/02/2013 09/02/2010(B)        103,338
     45,000 Chino Basin, CA Regional Financing Auth. (Municipal Water District
            Sewer System)(1)                                                      6.000    08/01/2016 08/01/2010(B)         45,194
     25,000 Chino Hills, CA Improvement Bond Act 1915(1)                          7.500    09/02/2016 09/02/2010(A)         25,881
      5,000 Chino Hills, CA Improvement Bond Act 1915(1)                          7.600    09/02/2021 09/02/2010(B)          5,162
    100,000 Chino Hills, CA Special Tax Community Facilities District No. 10(1)   6.400    09/01/2014 09/01/2010(B)        101,575
     55,000 Chino, CA Community Facilities District Special Tax(1)                5.750    09/01/2034 10/11/2032(A)         49,986


             12 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$    25,000 Chowchilla, CA Improvement Bond Act 1915(1)                           6.700%   09/02/2027 09/02/2014(B) $       25,109
     55,000 Chula Vista, CA Community Facilities District (Eastlake Woods)(1)     5.700    09/01/2016 09/01/2013(B)         56,652
     15,000 Chula Vista, CA Community Facilities District (Eastlake Woods)(1)     6.100    09/01/2021 09/01/2013(B)         15,224
     10,000 Chula Vista, CA Improvement Bond Act 1915 Assessment District No.
            94-1 (Eastlake)(1)                                                    7.000    09/02/2015 09/02/2010(A)         10,356
     25,000 Colton, CA Community Facilities District Special Tax(1)               5.800    09/01/2018 10/14/2016(A)         24,165
    175,000 Colton, CA Joint Unified School District(1)                           5.700    09/01/2034 10/17/2030(A)        147,429
     50,000 Colton, CA Joint Unified School District COP(1)                       5.100    06/01/2020 06/01/2010(B)         50,163
     50,000 Colton, CA Public Financing Authority, Series B(1)                    5.875    08/01/2027 04/28/2017(A)         44,778
     20,000 Colton, CA Redevel. Agency (West Valley)(1)                           6.375    09/01/2035 01/23/2032(A)         18,370
    100,000 Compton, CA Sewer(1)                                                  5.375    09/01/2023 09/01/2010(B)        100,128
     40,000 Concord, CA Joint Powers Financing Authority (Concord Police
            Facilities)(1)                                                        5.250    08/01/2019 08/01/2010(B)         40,056
     20,000 Contra Costa County, CA Public Financing Authority (Pleasant Hill
            Bart)(1)                                                              5.125    08/01/2019 08/01/2011(B)         20,135
      5,000 Contra Costa County, CA Special Tax Community Facilities District(1)  5.580    08/01/2016 08/01/2010(B)          5,004
     25,000 Contra Costa, CA Community College District COP (Diablo Valley
            College)(1)                                                           6.000    06/01/2021 06/01/2010(B)         25,044
    100,000 Corona, CA Redevel. Agency Tax Allocation(1)                          5.400    09/01/2011 09/01/2010(B)        100,327
     25,000 Corona, CA Redevel. Agency Tax Allocation(1)                          5.500    09/01/2016 09/01/2010(B)         25,039
     15,000 Corona-Norco, CA Unified School District(1)                           5.625    09/01/2033 01/09/2030(A)         12,850
     70,000 Corona-Norco, CA Unified School District(1)                           5.750    09/01/2014 09/01/2010(B)         70,137
     20,000 Costa Mesa, CA COP(1)                                                 5.750    12/01/2012 06/01/2010(B)         20,025
     55,000 Crescent City, CA Public Financing Authority(1)                       7.750    09/15/2012 09/15/2010(B)         55,152
     30,000 Culver City, CA Redevel. Finance Authority(1)                         5.500    11/01/2014 06/27/2012(C)         30,996
     20,000 Cypress, CA Improvement Bond Act 1915 (Business and Professional
            Center)(1)                                                            5.700    09/02/2022 08/17/2018(A)         18,205


             13 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$    20,000 Davis, CA Joint Unified School District Special Tax(1)                5.300%   08/15/2024 08/15/2010(B) $       20,002
     10,000 Del Mar, CA Unified School District(1)                                5.875    09/01/2029 10/13/2027(A)          8,963
     40,000 Dixon, CA Public Financing Authority(1)                               5.150    09/02/2020 06/23/2017(A)         38,996
     35,000 Dixon, CA Public Financing Authority(1)                               5.700    09/02/2020 10/13/2017(A)         33,256
    480,000 Downey, CA Community Devel. Commission Tax Allocation (Downey
            Redevel.)(1)                                                          5.125    08/01/2020 08/01/2010(B)        480,379
    200,000 Duarte, CA Hsg. (Heritage Park Apartments)(1)                         5.850    05/01/2030 06/01/2010(B)        200,140
     90,000 Eastern CA Municipal Water District Community Facilities Special
            Tax (Crown Valley Village)(1)                                         5.500    09/01/2028 09/14/2027(A)         77,078
     65,000 Eastern CA Municipal Water District Community Facilities Special
            Tax (Crown Valley Village)(1)                                         5.625    09/01/2034 04/30/2032(A)         54,718
     50,000 Eastern CA Municipal Water District Community Facilities Special
            Tax (Promontory Park)(1)                                              5.500    09/01/2024 03/24/2023(A)         46,613
     15,000 Eastern CA Municipal Water District Improvement Bond Act 1915(1)      5.750    09/02/2020 09/02/2020            14,544
     25,000 Emeryville, CA Public Financing Authority(1)                          6.100    09/01/2012 09/01/2010(B)         25,075
    145,000 Emeryville, CA Public Financing Authority(1)                          6.200    09/01/2025 09/01/2010(B)        145,100
     20,000 Encinitas, CA Improvement Bond Act 1915(1)                            6.900    09/02/2017 12/20/2013(A)         19,593
      5,000 Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels
            Blvd.)(1)                                                             7.375    09/02/2018 09/02/2010(A)          5,169
     15,000 Florin, CA Resource Conservation District COP                         6.000    02/01/2029 04/03/2027(A)         13,517
     10,000 Folsom, CA Improvement Bond Act 1915(1)                               6.500    09/02/2013 09/01/2010(B)         10,065
     25,000 Folsom, CA Public Financing Authority(1)                              5.400    09/02/2020 08/14/2017(A)         22,657
     25,000 Folsom, CA Public Financing Authority(1)                              5.625    09/02/2020 06/15/2017(A)         23,666
     30,000 Folsom, CA Special Tax Community Facilities District No. 7(1)         6.000    09/01/2024 08/22/2020(A)         27,717
    265,000 Fontana, CA Special Tax (Citrus)(1)                                   5.000    09/01/2020 09/01/2020           222,295
     10,000 Fontana, CA Special Tax Community Facilities District No. 4(1)        7.125    10/01/2015 10/01/2010(B)         10,100
    300,000 Fontana, CA Special Tax Community Facilities District No. 2-A(1)      5.250    09/01/2017 09/01/2010(B)        300,939


             14 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$ 1,500,000 Foothill, CA Eastern Transportation Corridor Agency Toll Road(1)      5.875%   01/15/2026 01/15/2016(B) $    1,502,295
     25,000 Fowler, CA Public Financing Authority(1)                              6.750    09/15/2023 12/07/2020(A)         24,867
  1,175,000 Fresno, CA Airport(1)                                                 5.800    07/01/2030 07/01/2011(B)      1,179,500
     25,000 Fresno, CA Unified School District COP(1)                             4.625    05/01/2011 05/01/2010(B)         25,461
     25,000 Fullerton, CA Community Facilities District No. 1 Special Tax
            (Amerige Heights)(1)                                                  6.200    09/01/2032 11/15/2028(A)         24,818
     80,000 Fullerton, CA School District Special Tax(1)                          6.300    09/01/2023 09/01/2013(B)         80,660
     10,000 Galt, CA Improvement Bond Act 1915(1)                                 5.900    09/02/2022 09/02/2022             9,511
     25,000 Galt, CA Improvement Bond Act 1915                                    8.450    09/02/2011 09/02/2011            24,962
    165,000 Garden Grove, CA COP (Bahia Village/Emerald Isle)(1)                  5.700    08/01/2023 08/01/2010(B)        165,568
     30,000 Garden Grove, CA Hsg. Authority (Rose Garden)(1)                      6.375    07/01/2012 05/31/2011(A)         29,997
     20,000 Granada, CA Sanitation District Improvement Bond Act 1915(1)          6.125    09/02/2022 09/16/2021(A)         19,484
     15,000 Greenfield, CA Redevel. Agency(1)                                     6.000    02/01/2029 02/01/2029            13,663
     10,000 Hawthorne, CA Community Redevel. Agency Special Tax(1)                6.450    10/01/2017 10/01/2012(B)         10,066
     10,000 Hawthorne, CA Community Redevel. Agency Special Tax(1)                6.600    10/01/2019 10/01/2012(B)         10,019
    880,000 Hawthorne, CA Community Redevel. Agency Special Tax(1)                6.750    10/01/2025 10/01/2012(B)        882,262
    180,000 Hawthorne, CA Parking Authority(1)                                    8.000    09/01/2015 09/01/2010(B)        181,552
    155,000 Hawthorne, CA Parking Authority(1)                                    8.125    09/01/2019 09/01/2010(B)        155,708
     45,000 Hayward, CA Improvement Bond Act 1915(1)                              7.100    09/02/2018 09/02/2010(B)         45,156
     50,000 Hayward, CA Public Finance Authority (Hayward Water System)(1)        5.000    06/01/2011 06/01/2010(B)         50,150
     50,000 Hayward, CA Public Finance Authority (Hayward Water System)(1)        5.100    06/01/2013 06/01/2010(B)         50,114
     40,000 Healdsburg, CA Community Redevel. Agency (Sotoyome Community
            Devel.)(1)                                                            5.250    12/01/2025 08/09/2023(A)         39,998
  2,000,000 Hesperia, CA Public Financing Authority, Tranche A(1)                 6.250    09/01/2035 09/14/2028(A)      1,807,700
     10,000 Hollister, CA Improvement Bond Act 1915(1)                            7.125    09/02/2022 09/02/2010(B)         10,313
     15,000 Huntington Beach, CA Community Facilities District(1)                 5.400    10/01/2020 10/01/2011(B)         15,115
     20,000 Huntington Beach, CA Community Facilities District Special Tax(1)     6.250    09/01/2027 04/14/2026(A)         18,657


             15 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$    25,000 Huntington Beach, CA Public Financing Authority(1)                    5.500%   12/15/2022 06/15/2010(B) $       25,016
     10,000 Huntington Beach, CA Public Financing Authority(1)                    5.500    12/15/2027 06/15/2010(B)         10,009
     35,000 Imperial County, CA Special Tax(1)                                    6.500    09/01/2031 03/04/2026(A)         32,026
     50,000 Indio, CA Community Facilities District Special Tax (Talavera)(1)     5.000    09/01/2017 09/01/2017            48,475
    135,000 Indio, CA Hsg. (Olive Court Apartments)(1)                            6.375    12/01/2026 06/01/2010(B)        135,046
     20,000 Indio, CA Improvement Bond Act 1915(1)                                6.350    09/02/2027 11/28/2024(A)         19,935
     20,000 Indio, CA Improvement Bond Act 1915(1)                                6.375    09/02/2027 06/27/2024(A)         18,907
     35,000 Indio, CA Improvement Bond Act 1915 Assessment District No. 99.1(1)   7.125    09/02/2020 09/02/2011(B)         35,232
    750,000 Inland Valley, CA Devel. Agency Tax Allocation(1)                     5.500    04/01/2014 04/01/2014           795,720
  2,900,000 Inland, CA Empire Tobacco Securitization Authority (TASC)             4.625    06/01/2021 04/01/2014(A)      2,320,899
    150,000 Irvine, CA Improvement Bond Act 1915(1)                               5.550    09/02/2026 06/15/2023(A)        145,355
     20,000 Irvine, CA Improvement Bond Act 1915(1)                               5.600    09/02/2022 11/21/2019(A)         19,646
     30,000 Irvine, CA Improvement Bond Act 1915(1)                               5.625    09/02/2024 09/02/2020(A)         29,306
     25,000 Irvine, CA Mobile Home Park (Meadows Mobile Home Park)(1)             6.050    03/01/2028 02/23/2024(A)         23,419
     30,000 Jefferson, CA Union High School District(1)                           5.000    08/01/2024 08/01/2010(B)         30,332
     25,000 Jefferson, CA Union High School District(1)                           5.125    08/01/2029 08/01/2010(B)         25,284
     80,000 Jurupa, CA Community Services District Special Tax Community
            Facilities District No. 3(1)                                          5.875    09/01/2033 03/26/2029(A)         75,122
     20,000 Jurupa, CA Community Services District Special Tax Community
            Facilities District No. 5(1)                                          6.125    09/01/2032 08/26/2028(A)         19,441
     70,000 Kern County, CA (Fire Dept.) COP(1)                                   5.250    05/01/2013 06/14/2010(B)         70,242
     50,000 Kern County, CA (Fire Dept.) COP(1)                                   5.250    05/01/2015 06/14/2010(B)         50,173
     25,000 King, CA Community Devel. Agency Tax Allocation (King City
            Redevel.)(1)                                                          7.000    09/01/2021 09/01/2010(B)         25,009
      5,000 Kingsburg, CA Public Financing Authority(1)                           7.800    09/15/2010 09/15/2010(B)          5,018
     15,000 Kingsburg, CA Public Financing Authority(1)                           8.000    09/15/2021 09/15/2010(B)         15,016
     30,000 La Habra, CA Redevel. Agency Community Facilities District(1)         6.000    09/01/2014 09/02/2010(B)         30,026


             16 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$    10,000 La Habra, CA Redevel. Agency Community Facilities District(1)         6.000%   09/01/2019 10/13/2017(A) $        9,873
     55,000 La Mesa, CA Improvement Bond Act 1915(1)                              5.750    09/02/2023 08/18/2019(A)         49,937
  1,765,000 Lake Elsinore, CA Improvement Bond Act 1915(1)                        7.000    09/02/2030 09/02/2012(B)      1,780,991
     35,000 Lake Elsinore, CA School Financing Authority(1)                       6.000    09/01/2011 09/01/2010(B)         35,445
    500,000 Lake Elsinore, CA Special Tax(1)                                      5.100    09/01/2022 04/17/2021(A)        448,235
  1,135,000 Lake Elsinore, CA Unified School District(1)                          5.300    09/01/2026 11/01/2024(A)      1,015,235
    125,000 Lammersville, CA School District Community Facilities District
            (Mountain House)(1)                                                   5.500    09/01/2013 09/01/2013           128,356
     50,000 Lammersville, CA School District Community Facilities District
            (Mountain House)(1)                                                   6.300    09/01/2024 06/21/2022(A)         48,844
     50,000 Lancaster, CA Community Facilities District Special Tax(1)            6.000    10/01/2016 10/01/2010(B)         50,083
     20,000 Lancaster, CA Redevel. Agency (Desert Sands Mobile Home Park)(1)      6.375    11/01/2027 09/02/2020(A)         19,998
    115,000 Lathrop, CA Financing Authority (Water Supply)(1)                     5.700    06/01/2019 06/01/2013(B)        115,561
     15,000 Lathrop, CA Financing Authority (Water Supply)(1)                     5.750    06/01/2020 06/01/2013(B)         15,050
     50,000 Lathrop, CA Financing Authority (Water Supply)(1)                     5.900    06/01/2023 06/01/2013(B)         50,067
     10,000 Lathrop, CA Improvement Bond Act 1915(1)                              6.000    09/02/2021 09/02/2021             9,174
     15,000 Lathrop, CA Improvement Bond Act 1915 (Louise Avenue)(1)              6.875    09/02/2017 01/30/2014(A)         15,349
     10,000 Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)(1)           6.000    09/02/2023 09/02/2023             9,005
     60,000 Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)(1)           6.125    09/02/2028 10/15/2026(A)         52,819
     65,000 Lincoln, CA Public Financing Authority (Twelve Bridges)(1)            6.125    09/02/2027 01/23/2024(A)         61,961
     25,000 Livermore, CA Capital Projects Financing Authority(1)                 5.650    09/02/2016 06/07/2014(A)         25,133
     10,000 Livermore, CA Community Facilities District Special Tax (Tri Valley
            Tech Park)(1)                                                         5.750    09/01/2012 09/01/2010(B)         10,039
     45,000 Livermore, CA Community Facilities District Special Tax (Tri Valley
            Tech Park)(1)                                                         6.400    09/01/2026 09/16/2025(A)         42,980
     15,000 Livermore, CA Community Facilities District Special Tax (Tri Valley
            Tech Park)(1)                                                         6.400    09/01/2030 03/30/2029(A)         14,076


             17 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$   100,000 Long Beach, CA Bond Finance Authority Natural Gas(1)                  5.000%   11/15/2011 11/15/2011    $      104,107
     25,000 Long Beach, CA Special Tax (Pike)(1)                                  6.250    10/01/2026 02/25/2023(A)         24,349
     35,000 Long Beach, CA Special Tax (Pine Avenue)(1)                           6.375    09/01/2023 11/02/2017(A)         34,857
     25,000 Long Beach, CA Unified School District(1)                             5.250    08/01/2029 08/01/2010(B)         25,314
  1,000,000 Los Angeles County, CA Community Facilities District No. 4 Special
            Tax(1)                                                                5.500    09/01/2014 09/01/2010(B)      1,015,010
      5,000 Los Angeles County, CA Community Facilities District No. 4 Special
            Tax(1)                                                                7.750    09/01/2017 09/01/2010(B)          5,031
    100,000 Los Angeles County, CA COP (Insured Health Clinic)(1)                 5.800    12/01/2023 06/01/2010(B)        100,060
    100,000 Los Angeles, CA Community Facilities District Special Tax (Cascade
            Business Park)(1)                                                     6.400    09/01/2022 09/01/2016(A)         99,316
     25,000 Los Angeles, CA Community Redevel. Agency (Cinerama Dome Public
            Parking)                                                              5.700    07/01/2020 07/01/2020            20,412
     40,000 Los Angeles, CA Community Redevel. Agency (Grand Central Square)(1)   5.100    12/01/2015 06/15/2010(B)         40,050
     50,000 Los Angeles, CA Community Redevel. Agency (Grand Central Square)(1)   5.200    12/01/2017 05/01/2010(B)         50,032
     50,000 Los Angeles, CA Community Redevel. Agency (Grand Central Square)(1)   5.200    12/01/2018 05/01/2010(B)         50,025
    120,000 Los Angeles, CA Community Redevel. Agency (Grand Central Square)(1)   5.200    12/01/2019 05/01/2010(B)        120,047
     35,000 Los Angeles, CA Community Redevel. Agency (Grand Central Square)(1)   5.250    12/01/2020 05/01/2010(B)         35,011
     55,000 Los Angeles, CA Community Redevel. Agency (Grand Central Square)(1)   5.250    12/01/2021 05/01/2010(B)         55,010
     25,000 Los Angeles, CA Community Redevel. Agency (Hoover Redevel.)(1)        5.500    09/01/2014 09/01/2010(B)         25,045
     15,000 Los Angeles, CA Dept. of Water & Power(1)                             4.750    08/15/2017 08/15/2010(B)         15,046
     10,000 Los Angeles, CA Dept. of Water & Power                                4.750    10/15/2020 06/14/2010(B)         10,034
     65,000 Los Angeles, CA Mtg. (Section 8)(1)                                   5.350    07/01/2022 10/01/2010(B)         65,046
     20,000 Los Angeles, CA Mtg. (Section 8)(1)                                   6.500    07/01/2022 08/01/2010(B)         20,030
     30,000 Los Angeles, CA Multifamily Hsg. (Arminta North & South)(1)           7.700    06/20/2028 08/01/2010(B)         30,068
     45,000 Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)(1)       5.900    01/01/2030 10/01/2010(B)         45,033


             18 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$    10,000 Los Angeles, CA Multifamily Hsg. (Palms Apartments)(1)                5.300%   07/01/2018 07/01/2010(B) $       10,061
    130,000 Los Angeles, CA Regional Airports Improvement Corp. (Laxfuel
            Corp.)(1)                                                             5.250    01/01/2023 07/07/2022(A)        129,159
     10,000 Los Angeles, CA Regional Airports Improvement Corp. (Los Angeles
            West Terminal Fuel Corp.)(1)                                         10.250    01/01/2013 02/06/2012(A)         10,386
     75,000 Los Banos, CA Sewer System COP(1)                                     5.000    12/01/2019 06/01/2010(B)         75,080
     35,000 Los Banos, CA Unified School District COP(1)                          5.625    08/01/2016 08/01/2010(B)         35,047
     25,000 Madera County, CA COP (Valley Children's Hospital)(1)                 5.000    03/15/2023 04/19/2021(A)         24,433
    360,000 Madera County, CA COP (Valley Children's Hospital)(1)                 5.750    03/15/2028 04/25/2026(A)        359,996
     50,000 Mammoth Lakes, CA Community Facilities District (North Village
            Area)(1)                                                              5.750    10/01/2033 09/17/2029(A)         42,698
     20,000 Manhattan Beach, CA Water & Wastewater Authority COP(1)               5.750    09/01/2020 09/01/2010(B)         20,015
     10,000 Martinez, CA Mtg. (Ridgecrest Apartments)(1)                          5.625    07/01/2025 07/01/2010(B)         10,009
  1,045,000 Mendocino Coast, CA Healthcare District(1)                            5.875    02/01/2020 08/01/2010(B)      1,045,941
     25,000 Menifee, CA Union School District Special Tax(1)                      6.050    09/01/2026 10/14/2024(A)         23,258
    125,000 Mill Valley, CA COP (The Redwoods)(1)                                 5.750    12/01/2020 06/01/2010(B)        125,505
     10,000 Milpitas, CA Improvement Bond Act 1915(1)                             5.700    09/02/2018 10/11/2016(A)          9,593
  1,500,000 Modesto, CA Irrigation District COP                                   5.300    07/01/2022 07/01/2010(B)      1,504,590
     15,000 Monrovia, CA Redevel. Agency Public Parking Facilities(1)             5.200    04/01/2013 06/14/2010(B)         15,029
     10,000 Montclair, CA Redevel. Agency Mobile Home Park (Augusta Homes Villa
            Del Arroyo)(1)                                                        6.100    11/15/2037 09/06/2034(A)          9,639
     25,000 Montclair, CA Redevel. Agency Mobile Home Park (Hacienda Mobile
            Home Park)(1)                                                         6.000    11/15/2029 02/08/2027(A)         24,521
     20,000 Montclair, CA Redevel. Agency Mobile Home Park (Villa Mobile Home
            Park)(1)                                                              6.100    06/15/2029 07/16/2023(A)         19,088
     10,000 Montebello, CA Community Redevel. Agency (South Montebello)(1)        5.500    09/01/2022 03/27/2021(A)          9,120
      5,000 Monterey County, CA Hsg. Authority (Parkside Manor Apartments)(1)     6.000    01/01/2029 06/28/2021(A)          4,695


             19 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$    30,000 Monterey, CA Joint Powers Financing Authority (Materials Recovery
            Facilities)(1)                                                        5.500%   03/01/2011 09/01/2010(B) $       30,189
     65,000 Monterey, CA Joint Powers Financing Authority (Materials Recovery
            Facilities)(1)                                                        5.600    03/01/2012 09/01/2010(B)         65,558
     50,000 Monterey, CA Joint Powers Financing Authority (Materials Recovery
            Facilities)(1)                                                        5.600    03/01/2013 09/01/2010(B)         50,537
     65,000 Monterey, CA Joint Powers Financing Authority (Materials Recovery
            Facilities)(1)                                                        5.700    03/01/2015 09/01/2010(B)         65,988
     20,000 Monterey, CA Joint Powers Financing Authority (Materials Recovery
            Facilities)(1)                                                        5.700    03/01/2016 09/01/2010(B)         20,347
     10,000 Moorpark, CA Mobile Home Park (VillaDel Arroyo)(1)                    7.000    05/15/2020 06/26/2010(B)         10,007
     15,000 Moorpark, CA Special Tax Community Facilities District
            No. 97-1(1)                                                           6.400    09/01/2017 08/01/2010(B)         15,009
    140,000 Moorpark, CA Special Tax Community Facilities District
            No. 97-1(1)                                                           6.700    09/01/2027 09/12/2023(A)        136,350
     15,000 Morgan Hill, CA Improvement Bond Act 1915(1)                          5.600    09/02/2011 09/02/2010(B)         15,090
    350,000 Mountain View, CA Shoreline Regional Park Community(1)                5.500    08/01/2013 08/01/2010(B)        350,770
    205,000 Mountain View, CA Shoreline Regional Park Community(1)                5.500    08/01/2021 08/01/2010(B)        205,111
     10,000 Murrieta County, CA Water District(1)                                 6.500    10/01/2015 10/01/2012(B)         10,251
     30,000 Murrieta County, CA Water District Special Tax Community Facilities
            District No. 88-1(1)                                                  6.700    12/01/2030 12/12/2021(A)         29,279
     10,000 Murrieta, CA Community Facilities District Special Tax (Blackmore
            Ranch)(1)                                                             6.100    09/01/2034 09/23/2027(A)          9,340
     20,000 Murrieta, CA Community Facilities District Special Tax
            (Bluestone)(1)                                                        6.300    09/01/2031 05/06/2029(A)         18,902
    700,000 Murrieta, CA Community Facilities District Special Tax
            (Bremerton)(1)                                                        5.625    09/01/2034 01/13/2031(A)        638,673
    105,000 Murrieta, CA Community Facilities District Special Tax (Murrieta
            Springs)(1)                                                           5.500    09/01/2034 10/09/2032(A)         95,208
     55,000 Murrieta, CA Improvement Bond Act 1915(1)                             6.375    09/01/2031 01/08/2025(A)         52,739
     50,000 Murrieta, CA Water Public Financing Authority(1)                      5.700    10/01/2021 10/01/2010(B)         50,933
     10,000 Needles, CA Public Utility Authority(1)                               6.350    02/01/2012 08/01/2010(B)         10,015


             20 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$   190,000 Needles, CA Public Utility Authority(1)                               6.650%   02/01/2032 02/11/2028(A) $      187,674
     15,000 Northern CA Power Agency (Hydroelectric)(1)                           5.000    07/01/2018 07/01/2010(B)         15,119
  3,525,000 Northern CA Tobacco Securitization Authority (TASC)(1)                4.750    06/01/2023 07/18/2011(C)      3,289,847
  1,820,000 Northern, CA Inyo County Local Hospital District(1)                   5.000    12/01/2015 01/05/2014(B)      1,829,610
     35,000 Novato, CA GO                                                         5.000    08/01/2012 08/01/2010(B)         35,122
     30,000 Oakdale, CA Public Financing Authority Tax Allocation (Central City
            Redevel.)(1)                                                          5.900    06/01/2014 06/01/2010(B)         30,025
     10,000 Oakdale, CA Public Financing Authority Tax Allocation (Central City
            Redevel.)(1)                                                          6.000    06/01/2019 06/01/2019             9,876
     50,000 Oakdale, CA Public Financing Authority Tax Allocation (Central City
            Redevel.)(1)                                                          6.100    06/01/2027 03/29/2024(A)         45,925
     25,000 Ontario, CA Improvement Bond Act 1915(1)                              6.800    09/02/2013 09/01/2010(B)         25,169
     15,000 Orange County, CA Improvement Bond Act 1915(1)                        5.500    09/02/2016 09/02/2010(B)         15,027
     10,000 Orange County, CA Improvement Bond Act 1915 (Irvine Coast
            Assessment)(1)                                                        5.375    09/02/2012 09/01/2010(B)         10,057
     20,000 Orange County, CA Improvement Bond Act 1915 (Irvine Coast
            Assessment)(1)                                                        5.850    09/02/2013 03/02/2011(B)         20,318
     55,000 Oroville, CA Hospital(1)                                              5.400    12/01/2022 12/01/2010(B)         55,020
  1,415,000 Oxnard, CA Harbor District(1)                                         5.550    08/01/2013 08/01/2010(B)      1,417,391
     25,000 Oxnard, CA Improvement Bond Act 1915(1)                               5.625    09/02/2027 10/10/2025(A)         22,231
     20,000 Oxnard, CA School District, Series A(1)                               5.250    08/01/2027 08/01/2010(B)         20,234
     10,000 Oxnard, CA Special Tax Community Facilities District No. 1(1)         6.000    09/01/2027 04/13/2026(A)          9,307
    250,000 Palm Springs, CA Airport Passenger Facilities (Palm Springs
            International Airport)(1)                                             6.000    07/01/2018 08/09/2016(A)        238,645
    125,000 Palmdale, CA Community Facilities District Special Tax(1)             5.400    09/01/2035 10/09/2033(A)        104,008
    500,000 Palmdale, CA Elementary School District Special Tax Community
            Facilities District No. 90-1(1)                                       5.700    08/01/2018 08/01/2010(B)        502,480
    100,000 Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)(1)     5.100    09/02/2024 09/02/2024            97,609
    100,000 Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)(1)     5.125    09/02/2025 09/02/2025            96,946
     45,000 Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)(1)     5.700    09/02/2018 09/02/2010(B)         46,025


             21 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$    25,000 Pasadena, CA Public Financing Authority (Orange Grove & Villa
            Parke)(1)                                                             5.450%   06/01/2012 06/01/2010(B) $       25,024
    275,000 Perris, CA Community Facilities District Special Tax(1)               6.375    09/01/2032 01/28/2029(A)        254,238
     60,000 Perris, CA Public Financing Authority(1)                              5.750    09/01/2024 10/14/2021(A)         55,313
    160,000 Perris, CA Public Financing Authority(1)                              7.875    09/01/2025 09/01/2010(B)        160,130
     20,000 Perris, CA Public Financing Authority, Series A(1)                    6.125    09/01/2034 09/30/2030(A)         18,292
     10,000 Petaluma, CA Improvement Bond Act 1915(1)                             6.000    09/02/2020 12/19/2018(A)          9,774
     60,000 Pittsburg, CA Improvement Bond Act 1915(1)                            6.300    09/02/2025 10/18/2023(A)         58,386
     10,000 Pittsburg, CA Improvement Bond Act 1915(1)                            6.350    09/02/2031 05/10/2029(A)          9,295
     20,000 Pittsburg, CA Improvement Bond Act 1915 (San Marco Phase I)(1)        6.350    09/02/2031 01/27/2028(A)         18,589
     50,000 Pittsburg, CA Infrastructure Financing Authority(1)                   5.850    09/02/2015 09/02/2010(B)         50,025
    130,000 Pittsburg, CA Infrastructure Financing Authority, Series B(1)         6.000    09/02/2024 02/03/2020(A)        123,403
    500,000 Pittsburg, CA Redevel. Agency (Los Medanos Community Devel.)(1)       5.850    08/01/2018 08/01/2010(B)        506,790
  4,550,000 Placentia, CA Redevel. Agency Tax Allocation(1)                       7.750    02/01/2014 08/01/2011(B)      4,614,337
     10,000 Placer County, CA Community Facilities District(1)                    6.500    09/01/2026 10/16/2024(A)          9,611
      5,000 Placer County, CA Community Facilities District Special Tax No.
            2001-1 (Dry Creek)(1)                                                 5.700    09/01/2013 09/01/2010(B)          5,121
      5,000 Placer County, CA Community Facilities District Special Tax No.
            2001-1 (Dry Creek)(1)                                                 6.300    09/01/2019 09/01/2012(B)          5,012
     10,000 Pleasant Hill, CA Special Tax Downtown Community Facilities
            District No. 1(1)                                                     5.875    09/01/2025 03/29/2024(A)          9,065
     50,000 Pomona, CA Unified School District(1)                                 5.100    08/01/2028 08/01/2010(B)         50,565
    350,000 Port of Oakland, CA(1)                                                5.700    11/01/2019 05/01/2010(B)        350,224
  1,485,000 Port of Oakland, CA(1)                                                5.750    11/01/2014 05/01/2010(B)      1,488,193
    750,000 Port of Oakland, CA(1)                                                5.750    11/01/2016 05/01/2011(B)        751,035
  2,500,000 Port of Oakland, CA(1)                                                5.750    11/01/2020 05/01/2010(B)      2,501,200
    515,000 Port of Oakland, CA(1)                                                5.750    11/01/2021 05/01/2010(B)        515,201
     25,000 Port of Oakland, CA(1)                                                5.750    11/01/2022 05/01/2010(B)         25,006
  2,000,000 Port of Oakland, CA(1)                                                5.750    11/01/2029 05/01/2010(B)      1,999,940
  2,975,000 Port of Oakland, CA(1)                                                5.875    11/01/2017 05/01/2010(B)      2,978,421


             22 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$ 2,375,000 Port of Oakland, CA(1)                                                5.875%   11/01/2030 05/01/2010(B) $    2,375,190
    110,000 Port Redwood City, CA GO(1)                                           5.400    06/01/2019 06/01/2011(B)        110,790
     50,000 Poway, CA Public Financing Authority (Water Services)(1)              5.500    11/01/2015 06/15/2010(B)         50,066
    270,000 Poway, CA Unified School District(1)                                  7.500    09/15/2032 09/15/2010(B)        289,094
     30,000 Poway, CA Unified School District Special Tax Community Facilities
            District No. 10(1)                                                    5.750    09/01/2032 03/01/2028(A)         27,169
     25,000 Poway, CA Unified School District Special Tax Community Facilities
            District No. 10(1)                                                    5.950    09/01/2018 09/01/2010(B)         25,005
     35,000 Poway, CA Unified School District Special Tax Community Facilities
            District No. 10(1)                                                    6.100    09/01/2031 03/24/2029(A)         33,238
     10,000 Rancho Cucamonga, CA Public Finance Authority(1)                      6.000    09/02/2020 05/02/2018(A)          9,591
     20,000 Rancho Mirage, CA Improvement Bond Act 1915(1)                        5.500    09/02/2024 05/02/2022(C)         17,458
     30,000 Rancho Mirage, CA Improvement Bond Act 1915(1)                        5.750    09/02/2022 03/28/2021(A)         28,156
     35,000 Rancho Santa Fe, CA Community Services District Special Tax(1)        6.600    09/01/2020 03/01/2011(B)         35,062
     55,000 Redding, CA Improvement Bond Act 1915 (Tierra Oaks Assessment
            District 1993-1)(1)                                                   7.000    09/02/2013 09/02/2010(B)         56,904
     10,000 Redlands, CA Community Facilities District(1)                         5.850    09/01/2033 05/27/2031(A)          8,655
     50,000 Reedley, CA COP (Sierra View Homes)                                   5.850    03/01/2021 09/01/2010(B)         50,190
     50,000 Rialto, CA Special Tax Community Facilities District No. 2006-1(1)    5.000    09/01/2016 09/01/2016            48,778
     25,000 Rialto, CA Special Tax Community Facilities District No. 2006-1(1)    5.050    09/01/2017 09/01/2017            23,948
     65,000 Rialto, CA Special Tax Community Facilities District No. 2006-1(1)    5.125    09/01/2018 09/01/2018            61,428
    100,000 Rialto, CA Special Tax Community Facilities District No. 2006-1(1)    5.200    09/01/2019 09/01/2019            93,521
    100,000 Rialto, CA Special Tax Community Facilities District No. 2006-1(1)    5.250    09/01/2020 09/01/2020            92,532
     50,000 Rialto, CA Special Tax Community Facilities District No. 2006-1(1)    5.250    09/01/2021 09/01/2021            45,561
     35,000 Ridgecrest, CA Redevel. Agency(1)                                     6.000    06/30/2014 06/30/2010(B)         35,427
     20,000 Ridgecrest, CA Redevel. Agency(1)                                     6.250    06/30/2026 06/30/2010(B)         20,191
     80,000 River Islands, CA Public Financing Authority(1)                       6.000    09/01/2027 06/21/2024(A)         69,220
    100,000 River Islands, CA Public Financing Authority(1)                       6.150    09/01/2035 06/23/2032(A)         83,986


             23 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$   250,000 Riverside County, CA Community Facilities District Special Tax(1)     5.000%   09/01/2012 03/01/2012(A) $      257,650
     15,000 Riverside County, CA Community Facilities District Special Tax(1)     6.000    09/01/2030 05/01/2028(A)         12,991
    150,000 Riverside County, CA Community Facilities District Special Tax
            No. 87-1(1)                                                           5.100    09/01/2013 09/01/2010(A)        155,003
    215,000 Riverside County, CA Community Facilities District Special Tax
            No. 87-1(1)                                                           5.150    09/01/2014 09/01/2010(A)        221,983
    385,000 Riverside County, CA Community Facilities District Special Tax
            No. 87-1(1)                                                           5.200    09/01/2015 09/01/2010(A)        396,897
    225,000 Riverside County, CA Community Facilities District Special Tax
            No. 87-1(1)                                                           5.250    09/01/2016 09/01/2016           229,352
    370,000 Riverside County, CA Community Facilities District Special Tax
            No. 88-8(1)                                                           5.150    09/01/2010 09/01/2010           372,239
    200,000 Riverside County, CA Community Facilities District Special Tax
            No. 88-8(1)                                                           5.300    09/01/2011 09/01/2011           204,176
    210,000 Riverside County, CA Community Facilities District Special Tax
            No. 88-8(1)                                                           5.350    09/01/2012 09/01/2012           215,431
    430,000 Riverside County, CA Community Facilities District Special Tax
            No. 88-8(1)                                                           5.400    09/01/2013 09/01/2013           442,023
    450,000 Riverside County, CA Community Facilities District Special Tax
            No. 88-8(1)                                                           5.450    09/01/2014 09/01/2014           461,403
    475,000 Riverside County, CA Community Facilities District Special Tax
            No. 88-8(1)                                                           5.500    09/01/2015 09/01/2015           483,963
     55,000 Riverside County, CA Public Financing Authority (Menifee Village)(1)  7.150    09/01/2011 09/01/2010(B)         55,611
    505,000 Riverside County, CA Public Financing Authority COP(1)                5.750    05/15/2019 05/04/2015(A)        495,753
     65,000 Riverside, CA Improvement Bond Act 1915(1)                            8.250    09/02/2016 09/02/2010(B)         65,542
    200,000 Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)(1)       6.250    09/02/2029 10/17/2027(A)        183,618
     10,000 Riverside, CA Improvement Bond Act 1915 (Sycamore Canyon Assessment
            District)(1)                                                          8.500    09/02/2012 09/01/2010(B)         10,134
     10,000 Riverside, CA Unified School District(1)                              5.000    02/01/2027 02/01/2013(B)         10,236


             24 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$   100,000 Riverside, CA Unified School District(1)                              5.350%   09/01/2024 03/04/2024(A) $       94,148
     90,000 Riverside, CA Unified School District(1)                              5.450    09/01/2025 10/10/2023(A)         85,212
    100,000 Riverside, CA Unified School District(1)                              5.500    09/01/2034 10/10/2032(A)         87,082
     80,000 Riverside, CA Unified School District(1)                              5.700    09/01/2034 01/01/2031(A)         72,096
     10,000 Riverside, CA Unified School District(1)                              6.000    09/01/2029 05/25/2023(A)          9,559
     25,000 Romoland, CA School District Special Tax(1)                           6.000    09/01/2033 11/10/2029(A)         21,480
     50,000 Romoland, CA School District Special Tax(1)                           6.375    09/01/2033 09/27/2026(A)         45,053
     50,000 Romoland, CA School District Special Tax(1)                           6.375    09/01/2033 06/04/2031(A)         45,053
     40,000 Roseville, CA Special Tax (North Central Community District)(1)       5.800    09/01/2017 01/18/2014(A)         39,949
     10,000 Roseville, CA Special Tax Community Facilities District No. 1
            (Westpark)(1)                                                         4.300    09/01/2012 09/01/2012            10,026
     25,000 Sacramento County, CA COP(1)                                          5.375    02/01/2019 08/01/2010(B)         25,017
  1,000,000 Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)(1)  6.000    02/01/2033 08/01/2012(B)      1,021,800
  1,500,000 Sacramento County, CA Hsg. Authority (Verandas Apartments Senior
            Community)(1)                                                         5.700    03/01/2034 09/01/2011(B)      1,529,715
  2,460,000 Sacramento County, CA Sanitation District Financing Authority         5.600    12/01/2017 06/01/2010(B)      2,469,988
     25,000 Sacramento, CA City Financing Authority(1)                            5.250    05/01/2015 11/01/2010(B)         25,289
    500,000 Sacramento, CA City Financing Authority (California EPA Building)(1)  5.250    05/01/2019 11/01/2010(B)        505,770
     10,000 Sacramento, CA Improvement Bond Act 1915 (Citywide Landscaping &
            Lighting)(1)                                                          5.500    09/02/2016 09/01/2010(B)         10,016
      5,000 Sacramento, CA Municipal Utility District                             8.000    11/15/2010 05/15/2010(B)          5,029
     70,000 Sacramento, CA Special Tax(1)                                         5.700    12/01/2020 09/15/2017(A)         69,700
     30,000 Sacramento, CA Special Tax (North Natomas Community Facilities)(1)    6.300    09/01/2026 03/01/2011(B)         30,084
     10,000 Saddleback Valley, CA Unified School District(1)                      5.650    09/01/2017 09/01/2010(B)         10,039
      5,000 Saddleback Valley, CA Unified School District(1)                      7.200    12/01/2011 06/01/2010(B)          5,014
     95,000 Salida, CA Public Facilities Financing Agency(1)                      5.250    09/01/2028 09/01/2010(B)         95,183


             25 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$   300,000 Salida, CA Public Facilities Financing Agency Community Facilties
            District Special Tax(1)                                               5.250%   09/01/2018 09/01/2010(B) $      301,023
    180,000 Salinas Valley, CA Solid Waste Authority(1)                           5.625    08/01/2015 08/01/2012(B)        184,484
  1,000,000 Salinas Valley, CA Solid Waste Authority(1)                           5.625    08/01/2018 08/01/2012(B)      1,006,320
    100,000 Salinas, CA Improvement Bond Act 1915(1)                              5.450    09/02/2013 09/02/2013           101,613
     50,000 Salinas, CA Improvement Bond Act 1915 (Bella Vista)(1)                5.500    09/02/2013 09/02/2013            51,422
     30,000 Salinas, CA Redevel. Agency Tax Allocation (Central City
            Revitalization)                                                       5.500    11/01/2010 06/14/2010(B)         30,115
    120,000 Salinas, CA Redevel. Agency Tax Allocation (Central City
            Revitalization)                                                       5.500    11/01/2023 06/14/2010(B)        120,404
    195,000 San Bernardino County, CA (Single Family Mtg.)                        5.376(2) 05/01/2031 05/01/2031            61,431
    635,000 San Bernardino County, CA COP (Medical Center Financing)(1)           5.000    08/01/2026 02/04/2026(A)        614,902
    700,000 San Bernardino County, CA COP (Medical Center Financing)(1)           5.000    08/01/2028 05/18/2027(A)        660,709
     85,000 San Bernardino County, CA COP (Medical Center Financing)(1)           5.250    08/01/2016 08/01/2010(B)         85,080
     90,000 San Bernardino County, CA Hsg. Authority (Friendly Village Mobile
            Home Park Corp.)(1)                                                   6.700    03/20/2043 03/20/2016(C)         96,515
     60,000 San Bernardino County, CA Hsg. Authority (Glen Aire Mobile Home
            Park)(1)                                                              6.700    12/20/2041 11/20/2011(B)         64,165
     25,000 San Bernardino, CA Joint Powers Financing Authority (California
            Dept. of Transportation Lease)(1)                                     5.500    12/01/2020 06/01/2010(B)         25,026
    110,000 San Bernardino, CA Joint Powers Financing Authority (California
            Dept. of Transportation Lease)(1)                                     5.500    12/01/2020 06/01/2010(B)        110,061
     65,000 San Bernardino, CA Joint Powers Financing Authority (City Hall)(1)    5.600    01/01/2015 07/01/2010(B)         65,139
    150,000 San Bernardino, CA Joint Powers Financing Authority (Tax
            Allocation)(1)                                                        6.625    04/01/2026 04/01/2014(B)        150,834
    685,000 San Bernardino, CA Mountains Community Hospital District COP          5.000    02/01/2017 03/07/2015(A)        610,499
     30,000 San Bernardino, CA Redevel. Agency (Ramona Senior Complex)(1)         7.875    07/01/2025 07/16/2019(A)         28,881


             26 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$    95,000 San Diego County, CA COP (San Diego Hospital Assoc./Sharp Memorial
            Hospital Obligated Group)(1)                                          5.000%   08/15/2018 08/15/2010(B) $       95,201
     25,000 San Diego, CA COP (Balboa & Mission Bay Parks)                        5.600    11/01/2010 06/14/2010(B)         25,097
    320,000 San Diego, CA COP (Balboa & Mission Bay Parks)(1)                     5.600    11/01/2010 06/15/2010(B)        320,240
     35,000 San Diego, CA COP (Balboa & Mission Bay Parks)(1)                     5.800    11/01/2016 06/14/2010(B)         35,080
    105,000 San Diego, CA COP (Balboa & Mission Bay Parks)(1)                     6.000    11/01/2019 06/15/2010(B)        105,183
     25,000 San Diego, CA COP (Balboa & Mission Bay Parks)(1)                     6.000    11/01/2020 06/15/2010(B)         25,042
    100,000 San Diego, CA COP (Balboa & Mission Bay Parks)(1)                     6.000    11/01/2021 11/01/2010(B)        100,158
    155,000 San Diego, CA Mtg. (Mariners Cove)(1)                                 5.800    09/01/2015 09/01/2010(B)        155,344
    115,000 San Francisco, CA Bay Area Rapid Transit District(1)                  5.000    07/01/2028 07/01/2010(B)        115,455
     55,000 San Francisco, CA City & County Airports Commission(1)                5.000    05/01/2017 05/07/2010(B)         55,324
    270,000 San Francisco, CA City & County Airports Commission(1)                5.000    05/01/2019 05/01/2010(B)        270,203
     70,000 San Francisco, CA City & County Airports Commission(1)                5.000    05/01/2021 07/01/2010(B)         70,014
    275,000 San Francisco, CA City & County Airports Commission(1)                5.000    05/01/2022 07/01/2010(B)        275,050
    130,000 San Francisco, CA City & County Airports Commission(1)                5.000    05/01/2023 11/23/2021(A)        128,617
     78,000 San Francisco, CA City & County Airports Commission(1)                5.000    05/01/2025 05/14/2024(A)         77,755
     30,000 San Francisco, CA City & County Airports Commission(1)                5.125    05/01/2021 05/01/2011(B)         30,074
     25,000 San Francisco, CA City & County Airports Commission(1)                5.250    05/01/2016 05/01/2010(B)         25,149
    185,000 San Francisco, CA City & County Airports Commission(1)                5.250    01/01/2026 01/01/2026           184,205
     25,000 San Francisco, CA City & County Airports Commission(1)                5.500    05/01/2016 05/01/2012(B)         26,627
     10,000 San Francisco, CA City & County Airports Commission (SFO Fuel
            Company)(1)                                                           5.000    01/01/2014 07/01/2010(B)         10,016
    260,000 San Francisco, CA City & County Airports Commission (SFO Fuel
            Company)(1)                                                           5.125    01/01/2017 07/01/2010(B)        260,169
     40,000 San Francisco, CA City & County Airports Commission (SFO Fuel
            Company)(1)                                                           5.250    01/01/2021 07/01/2010(B)         40,010


             27 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$    50,000 San Francisco, CA City & County Airports Commission (SFO Fuel
            Company)(1)                                                           5.250%   01/01/2027 01/01/2027    $       49,504
    490,000 San Francisco, CA City & County Airports Commission (SFO Fuel
            Company)(1)                                                           6.125    01/01/2027 07/01/2010(B)        490,436
     25,000 San Francisco, CA City & County COP (2789 25th Street Property)(1)    5.000    09/01/2013 09/01/2010(B)         25,079
     20,000 San Francisco, CA City & County COP (77th Street Property)            5.300    09/01/2022 09/01/2010(B)         20,065
     90,000 San Francisco, CA City & County COP (San Bruno Jail)(1)               5.250    10/01/2026 10/01/2010(B)         90,910
     50,000 San Francisco, CA City & County Financing Corp. (Comb Emergency
            Communications)(1)                                                    5.000    04/01/2015 06/14/2010(B)         50,168
     70,000 San Francisco, CA City & County Financing Corp. (Comb Emergency
            Communications)(1)                                                    5.300    04/01/2011 06/14/2010(B)         70,232
     45,000 San Francisco, CA City & County Improvement Bond Act 1915(1)          6.850    09/02/2026 09/02/2010(B)         46,408
     25,000 San Francisco, CA City & County Parking Authority (Parking Meter)(1)  5.000    06/01/2018 06/01/2010(B)         25,082
    115,000 San Francisco, CA City & County Redevel. Agency(1)                    6.750    07/01/2025 07/01/2010(B)        115,369
     90,000 San Francisco, CA City & County Redevel. Agency (South Beach)(1)      5.700    03/01/2029 09/01/2010(B)         90,072
     25,000 San Joaquin County, CA Community Facilities District Special Tax
            (Delta Farms)(1)                                                      6.125    09/01/2024 06/23/2021(A)         23,080
     20,000 San Jose, CA Improvement Bond Act 1915(1)                             5.600    09/02/2016 09/02/2016            20,198
     25,000 San Jose, CA Improvement Bond Act 1915(1)                             5.700    09/02/2018 09/02/2018            24,682
     95,000 San Jose, CA Improvement Bond Act 1915(1)                             5.750    09/02/2019 09/02/2019            93,112
     60,000 San Jose, CA Improvement Bond Act 1915(1)                             5.750    09/02/2020 09/02/2020            58,178
    270,000 San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)(1)       5.350    07/15/2034 07/15/2017(B)        279,437
     30,000 San Jose, CA Multifamily Hsg. (El Parador Apartments)(1)              6.100    01/01/2031 01/01/2022(A)         28,480
    275,000 San Jose, CA Multifamily Hsg. (Sixth & Martha Family Apartments)(1)   5.875    03/01/2033 09/01/2010(B)        277,921
     20,000 San Jose, CA Redevel. Agency(1)                                       5.500    08/01/2014 08/01/2010(B)         20,042
     10,000 San Jose, CA Redevel. Agency(1)                                       5.500    08/01/2016 08/01/2010(B)         10,014
     45,000 San Jose, CA Redevel. Agency(1)                                       5.750    08/01/2017 08/01/2010(B)         45,191
      5,000 San Jose, CA Redevel. Agency Tax Allocation(1)                        5.600    08/01/2019 05/10/2010(B)          5,005


             28 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$   200,000 San Marcos, CA Public Facilities Authority(1)                         5.800%   09/01/2018 09/01/2010(B) $      200,746
     35,000 San Marcos, CA Redevel. Agency Tax Allocation (Affordable Hsg.)(1)    5.650    10/01/2028 06/14/2010(B)         35,008
     20,000 San Mateo, CA Sewer(1)                                                5.000    08/01/2028 08/01/2010(B)         20,035
 12,000,000 Santa Clara County, CA Financing Authority(4)                         5.250    05/15/2039 05/15/2018(B)     12,576,720
  1,715,000 Santa Clara County, CA Hsg. Authority (John Burns Gardens
            Apartments)(1)                                                        5.850    08/01/2031 02/01/2013(B)      1,723,026
     80,000 Santa Clara County, CA Hsg. Authority (Rivertown Apartments)(1)       5.700    08/01/2021 02/01/2012(B)         81,027
     45,000 Santa Cruz County, CA Hsg. Authority (Northgate Apartments)(1)        5.350    07/20/2022 07/20/2011(B)         45,516
    800,000 Santa Fe Springs, CA Community Devel. Commission Tax Allocation(1)    5.375    09/01/2021 09/01/2010(B)        805,520
     20,000 Santa Margarita, CA Water District Special Tax Facilities District
            No. 99-1(1)                                                           6.200    09/01/2020 09/01/2011(B)         20,284
     45,000 Santa Margarita, CA Water District Special Tax Facilities District
            No. 99-1(1)                                                           6.250    09/01/2029 09/01/2011(B)         45,454
     25,000 Santa Maria, CA COP(1)                                                5.500    08/01/2021 08/01/2010(B)         25,012
     25,000 Santa Nella County, CA Water District(1)                              6.250    09/02/2028 02/22/2021(A)         23,769
    175,000 Santa Rosa, CA Improvement Bond Act 1915 (Fountaingrove Parkway)(1)   5.700    09/02/2019 05/01/2017(A)        170,128
     20,000 Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)(1)           6.700    09/02/2022 03/02/2014(B)         20,213
     40,000 Santa Rosa, CA Improvement Bond Act 1915 (Skyhawk)(1)                 5.750    09/02/2020 11/22/2017(A)         38,637
     50,000 Santaluz, CA Special Tax Community Facilities District No. 2(1)       5.500    09/01/2030 04/26/2028(A)         45,819
    905,000 Santaluz, CA Special Tax Community Facilities District No. 2(1)       6.375    09/01/2030 09/01/2010(B)        905,453
    115,000 Scotts Valley, CA Special Tax(1)                                      5.200    09/01/2028 04/25/2026(A)        110,781
    500,000 Seal Beach, CA COP(1)                                                 5.625    06/01/2030 06/01/2010(B)        500,120
     15,000 Sequoia, CA Hospital District(1)                                      5.375    08/15/2023 08/15/2010(B)         16,187
    110,000 Shafter, CA Community Devel. Agency Tax Allocation(1)                 5.000    11/01/2013 11/01/2013           111,373
    100,000 Shafter, CA Community Devel. Agency Tax Allocation(1)                 5.250    11/01/2017 11/01/2017            96,046
    100,000 Shafter, CA Community Devel. Agency Tax Allocation(1)                 5.300    11/01/2018 11/01/2018            92,835
    100,000 Shafter, CA Community Devel. Agency Tax Allocation(1)                 5.350    11/01/2019 11/01/2019            93,542


             29 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$   100,000 Shafter, CA Community Devel. Agency Tax Allocation(1)                 5.375%   11/01/2020 11/01/2020    $       92,392
     80,000 Solana Beach, CA Community Facilities District(1)                     5.300    09/01/2010 09/01/2010            80,472
     25,000 Southern CA Public Power Authority(1)                                 5.500    07/01/2020 07/01/2010(B)         25,039
  7,710,000 Southern CA Tobacco Securitization Authority(1)                       4.750    06/01/2025 03/28/2013(C)      7,372,533
  4,235,000 Southern CA Tobacco Securitization Authority (TASC)(1)                5.000    06/01/2037 11/25/2020(A)      3,318,631
    125,000 Spreckels, CA Union School District(1)                                6.125    08/01/2017 08/01/2010(B)        125,623
  1,010,000 Stanton, CA Redevel. Agency (Stanton CommunityDevel.)(1)              5.450    12/01/2017 06/01/2010(B)      1,010,808
     25,000 Stockton, CA Community Facilities District(1)                         6.750    08/01/2010 08/01/2010            25,214
     30,000 Stockton, CA Improvement Bond Act 1915(1)                             5.800    09/02/2020 04/19/2017(A)         29,540
     50,000 Susanville, CA COP                                                    5.750    05/01/2011 05/01/2010(B)         50,080
    135,000 Susanville, CA COP                                                    6.000    05/01/2011 05/01/2010(B)        135,242
      5,000 Susanville, CA Public Financing Authority(1)                          7.750    09/01/2017 09/01/2010(B)          5,013
    100,000 Taft, CA Public Financing Authority (Community Correctional
            Facility)(1)                                                          6.050    01/01/2017 07/01/2010(B)        100,165
     15,000 Tejon Ranch, CA Public Facilities Finance Authority(1)                7.200    09/01/2030 05/09/2026(A)         14,654
    730,000 Tejon Ranch, CA Public Facilities Finance Authority Special Tax
            (Community Facilities District No. 1)(1)                              7.200    09/01/2030 08/19/2023(A)        713,166
     30,000 Temecula Valley, CA Unified School District Community Facilities
            District No. 02-1(1)                                                  6.125    09/01/2033 10/14/2031(A)         27,063
    865,000 Temecula, CA Public Financing Authority Community Facilities
            District (Roripaugh)(1)                                               4.500    09/01/2010 09/01/2010           852,034
    905,000 Temecula, CA Public Financing Authority Community Facilities
            District (Roripaugh)(1)                                               4.650    09/01/2011 09/01/2011           853,895
     20,000 Torrance, CA Redevel. Agency (Downtown Redevel.)(1)                   5.550    09/01/2018 09/01/2010(B)         20,004
    340,000 Tracy, CA Area Public Facilities Financing Agency(1)                  5.875    10/01/2013 10/01/2010(B)        346,001
  2,030,000 Tracy, CA Area Public Facilities Financing Agency(1)                  5.875    10/01/2019 10/01/2010(B)      2,065,830
     50,000 Tracy, CA Community Facilities District(1)                            5.400    09/01/2015 09/01/2015            49,681
     50,000 Tracy, CA Community Facilities District(1)                            6.100    09/01/2015 09/02/2011(B)         50,403


             30 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$    10,000 Tracy, CA Community Facilities District(1)                            6.500%   09/01/2020 09/01/2020    $        9,932
     25,000 Tracy, CA Community Facilities District (205 Parcel Glen)(1)          6.250    09/01/2032 05/07/2030(A)         22,764
    100,000 Tracy, CA Community Facilities District (South Mac Arthur Area)(1)    6.000    09/01/2027 05/31/2025(A)         90,782
     30,000 Tracy, CA Community Facilities District (South Mac Arthur Area)(1)    6.300    09/01/2017 09/02/2011(B)         30,069
     35,000 Tracy, CA Improvement Bond Act 1915(1)                                5.700    09/02/2023 08/16/2019(A)         31,587
     75,000 Tracy, CA Operating Partnership Joint Powers Authority(1)             6.100    09/02/2021 05/15/2019(A)         73,080
     30,000 Truckee-Donner, CA Public Utility District Special Tax(1)             5.800    09/01/2035 05/25/2033(A)         25,535
     75,000 Truckee-Donner, CA Public Utility District Special Tax(1)             6.000    09/01/2028 06/06/2026(A)         67,885
     20,000 Truckee-Donner, CA Public Utility District Special Tax(1)             6.100    09/01/2033 10/31/2031(A)         17,879
    750,000 Turlock, CA Health Facility (Emanuel Medical Center) COP(1)           5.000    10/15/2017 10/26/2016(A)        739,440
     25,000 Turlock, CA Irrigation District, Series A(1)                          5.000    01/01/2026 07/01/2010(B)         25,007
    210,000 Upland, CA Community Facilities District Special Tax (Colonies at
            San Antonio)(1)                                                       5.900    09/01/2024 02/09/2021(A)        204,053
    185,000 Upland, CA COP (San Antonio Community Hospital)(1)                    5.000    01/01/2018 07/01/2010(B)        185,135
     20,000 Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)(1)  5.850    09/02/2016 03/02/2013(B)         20,019
     10,000 Vacaville, CA Improvement Bond Act 1915 (Green Tree Reassessment
            District)(1)                                                          6.300    09/02/2013 09/02/2010(A)         10,255
    195,000 Vacaville, CA Public Financing Authority(1)                           5.400    09/01/2022 09/01/2010(B)        195,072
    145,000 Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)(1)           6.000    11/01/2024 11/01/2011(B)        146,781
    275,000 Val Verde, CA Unified School District(1)                              6.125    09/01/2034 06/24/2031(A)        265,705
     25,000 Vallejo, CA Public Financing Authority, Series A(1)                   7.500    09/01/2020 10/01/2010(B)         25,061
     40,000 Vallejo, CA Quadrant Improvement District No. 001(1)                  6.000    09/01/2017 09/01/2017            39,530
     30,000 Vallejo, CA Quadrant Improvement District No. 001(1)                  6.000    09/01/2026 05/02/2024(A)         27,131
     40,000 Vallejo, CA Quadrant Improvement District No. 001(1)                  6.125    09/01/2034 06/24/2031(A)         35,174
     20,000 Vallejo, CA Unified School District(1)                                5.250    08/01/2016 08/01/2010(B)         20,078


             31 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$    80,000 Vallejo, CA Unified School District(1)                                5.400%   08/01/2024 08/01/2010(B) $       80,327
     25,000 Valley Center-Pauma, CA Unified School District (Woods Valley
            Ranch)(1)                                                             5.500    09/01/2019 09/01/2019            23,687
     10,000 Valley Center-Pauma, CA Unified School District (Woods Valley
            Ranch)(1)                                                             6.000    09/01/2025 09/01/2025             9,490
     20,000 Valley Center-Pauma, CA Unified School District (Woods Valley
            Ranch)(1)                                                             6.000    09/01/2028 09/16/2027(A)         18,103
  1,825,000 Ventura County, CA Area Hsg. Authority (Mira Vista Senior
            Apartments)(1)                                                        5.000    12/01/2022 06/15/2019(A)      1,607,789
    145,000 Victor, CA Elementary School District(1)                              5.600    09/01/2034 04/06/2033(A)        120,075
     60,000 Vista, CA Joint Powers Financing Authority(1)                         6.100    10/01/2021 10/01/2010(B)         60,295
      5,000 Vista, CA Joint Powers Financing Authority(1)                         6.250    12/01/2019 06/01/2010(B)          5,006
     15,000 Wasco, CA Improvement Bond Act 1915(1)                                8.750    09/02/2010 09/02/2010            15,263
     15,000 Wasco, CA Improvement Bond Act 1915(1)                                8.750    09/02/2013 09/02/2010(B)         15,647
     15,000 Wasco, CA Public Financing Authority(1)                               7.350    09/15/2015 09/15/2010(B)         15,024
     15,000 Wasco, CA Public Financing Authority(1)                               7.500    09/15/2023 09/15/2010(B)         15,009
    100,000 West Covina, CA Redevel. Agency Tax Allocation (Executive Lodge
            Apartments)(1)                                                        5.100    09/01/2014 09/01/2010(B)        100,160
     20,000 West Patterson, CA Financing Authority Special Tax(1)                 5.850    09/01/2028 10/29/2026(A)         16,294
     10,000 West Patterson, CA Financing Authority Special Tax(1)                 6.000    09/01/2019 09/01/2019             9,029
     15,000 West Patterson, CA Financing Authority Special Tax(1)                 6.000    09/01/2039 05/18/2035(A)         11,624
    105,000 West Patterson, CA Financing Authority Special Tax(1)                 6.600    09/01/2033 12/17/2030(A)         90,046
     25,000 West Patterson, CA Financing Authority Special Tax(1)                 6.700    09/01/2032 04/26/2028(A)         21,778
      5,000 West Patterson, CA Financing Authority Special Tax(1)                 6.750    09/01/2035 09/01/2017(A)          4,349
    110,000 West Patterson, CA Financing Authority Special Tax(1)                 6.750    09/01/2036 03/22/2027(A)         95,511
     10,000 West Patterson, CA Financing Authority Special Tax Community
            Facilities District(1)                                                5.600    09/01/2019 09/01/2019             8,764


             32 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
California Continued
$    60,000 West Sacramento, CA Financing Authority Special Tax(1)                6.100%   09/01/2029 02/15/2026(A) $       54,910
      5,000 West Sacramento, CA Improvement Bond Act 1915(1)                      8.500    09/02/2017 09/02/2010(B)          5,169
    250,000 West Sacramento, CA Special Tax Community Facilities District No.
            12(1)                                                                 5.750    09/01/2029 09/01/2010(B)        250,248
     50,000 West Sacramento, CA Special Tax Community Facilities District No.
            14(1)                                                                 6.125    09/01/2021 11/30/2018(A)         48,820
     10,000 West Sacramento, CA Special Tax Community Facilities District No.
            17(1)                                                                 5.875    09/01/2033 08/17/2029(A)          9,164
     50,000 West Sacramento, CA Special Tax Community Facilities District No. 8
            (Southport)(1)                                                        6.500    09/01/2031 08/11/2027(A)         47,298
     25,000 Western CA Municipal Water Districts(1)                               7.125    09/02/2014 09/01/2010(B)         25,925
     85,000 Yolo County, CA Hsg. Authority (Russell Park Apartments)(1)           7.000    11/01/2014 05/01/2010(B)         85,296
     30,000 Yorba Linda, CA Redevel. Agency Tax Allocation(1)                     5.250    09/01/2013 09/01/2010(B)         30,235
     70,000 Yorba Linda, CA Redevel. Agency Tax Allocation(1)                     5.250    09/01/2023 09/01/2010(B)         70,036
     50,000 Yuba City, CA Unified School District COP(1)                          4.900    02/01/2011 08/01/2010(B)         50,163
     30,000 Yuba City, CA Unified School District COP                             5.250    02/01/2022 08/01/2010(B)         30,086
     25,000 Yucaipa, CA Redevel. Agency (Eldorado Palms Mobile Home)(1)           6.000    05/01/2030 07/06/2025(A)         23,854
     30,000 Yucaipa, CA Special Tax Community Facilities District No. 98-1(1)     6.000    09/01/2028 01/23/2021(A)         27,154
                                                                                                                    --------------
                                                                                                                       249,211,872
                                                                                                                    --------------
U.S. Possessions--5.6%
     55,000 Puerto Rico Children's Trust Fund (TASC)(1)                           5.375    05/15/2033 10/31/2013(B)         53,987
    560,000 Puerto Rico Commonwealth GO(1)                                        5.625    07/01/2031 07/01/2014(B)        570,662
    300,000 Puerto Rico Highway & Transportation Authority(1)                     5.000    07/01/2035 07/01/2010(D)        301,203
    110,000 Puerto Rico IMEPCF (American Home Products)(1)                        5.100    12/01/2018 06/01/2010(B)        110,259
  4,400,000 Puerto Rico ITEMECF (Cogeneration Facilities)(1)                      6.625    06/01/2026 06/01/2011(B)      4,438,808
    520,000 Puerto Rico ITEMECF (University Plaza)(1)                             5.625    07/01/2013 07/01/2010(B)        522,501
    135,000 Puerto Rico Municipal Finance Agency, Series A(1)                     5.500    07/01/2017 10/01/2010(B)        135,212
     25,000 Puerto Rico Municipal Finance Agency, Series A(1)                     5.750    08/01/2012 08/01/2010(B)         25,330
     75,000 Puerto Rico Port Authority, Series D(1)                               6.000    07/01/2021 10/01/2010(B)         75,062


             33 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

 Principal                                                                                             Effective
  Amount                                                                           Coupon   Maturity   Maturity*        Value
-----------                                                                      --------- ---------- ----------    --------------
U.S. Possessions Continued
$ 1,000,000 Puerto Rico Port Authority, Series D(1)                               7.000%   07/01/2014 07/01/2010(B) $    1,003,060
    925,000 Puerto Rico Public Buildings Authority(1)                             7.000    07/01/2021 06/01/2014(B)      1,025,659
  2,600,000 Puerto Rico Public Buildings Authority(1)                             7.000    07/01/2025 06/01/2014(B)      2,841,020
  2,500,000 Puerto Rico Sales Tax Financing Corp., Series A(1)                    6.125    08/01/2029 02/01/2014(B)      2,618,425
    250,000 V.I. Public Finance Authority,
            Series A(1)                                                           5.250    10/01/2024 10/01/2014(B)        254,025
                                                                                                                    --------------
                                                                                                                        13,975,213
                                                                                                                    --------------
TOTAL INVESTMENTS, AT VALUE (COST $270,261,155)-106.4%                                                              $  263,187,085
                                                                                                                    --------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(6.4)                                                                            (15,901,818)
                                                                                                                    --------------
NET ASSETS-100.0%                                                                                                   $  247,285,267
                                                                                                                    ==============

Footnotes to Statement of Investments

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

(A.) Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

(B.) Optional call date; corresponds to the most conservative yield calculation.

(C.) Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

(D.) Date of mandatory put.

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Zero coupon bond reflects effective yield on the date of purchase.

(3.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(4.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(5.) Issue is in default. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of April 30, 2010 based on valuation input level:

                             LEVEL 1--        LEVEL 2--        LEVEL 3--
                            UNADJUSTED   OTHER SIGNIFICANT    SIGNIFICANT
                              QUOTED        OBSERVABLE       UNOBSERVABLE
                              PRICES          INPUTS            INPUTS          VALUE
                            ----------   -----------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   California                   $--         $249,211,872         $--        $249,211,872
   U.S. Possessions              --           13,975,213          --          13,975,213
                                ---         ------------         ---        ------------
Total Assets                    $--         $263,187,085         $--        $263,187,085
                                ===         ============         ===        ============


             34 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG    Association of Bay Area Governments
CDA     Communities Devel. Authority
COP     Certificates of Participation
CVHP    Citrus Valley Health Partners
CVMC    Citrus Valley Medical Center
FF      Feedback Foundation
FH      Foothill Hospital
GO      General Obligation
HFA     Housing Finance Agency
IMEPCF Industrial, Medical and Environmental Pollution Control Facilities ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community
        Facilities
M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC    Olive Crest Treatment Centers
ROLs    Residual Option Longs
SCADP   Southern California Alcohol & Drug Programs
TASC    Tobacco Settlement Asset-Backed Bonds
V.I.    United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.


             35 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $11,667,000 as of April 30, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2010, municipal bond holdings with a value of $18,234,361 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $11,667,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage


             36 | Oppenheimer Limited Term California Municipal Fund

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS April 30, 2010 (Unaudited)

because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At April 30, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL
  AMOUNT     INVERSE FLOATER(1)                                    COUPON RATE (2)   MATURITY DATE     VALUE
-----------  ------------------                                    ---------------   -------------   ----------
$2,668,000   CA Austin Trust Various States Inverse Certificates       10.133%           2/1/42      $2,990,641
 3,000,000   Santa Clara County, CA Financing Authority ROLs(3)        18.462           5/15/36       3,576,720
                                                                                                     ----------
                                                                                                     $6,567,361
                                                                                                     ==========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 35 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $9,000,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of April 30, 2010 is as follows:

Cost                                $402,050
Market Value                        $394,946
Market Value as a % of Net Assets      0.16%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Total federal tax cost          $258,593,495(1)
                                ============
Gross unrealized appreciation   $  4,985,860
Gross unrealized depreciation    (12,060,817)
                                ------------
Net unrealized depreciation     $ (7,074,957)
                                ============

(1.) The Federal tax cost of securities does not include cost of $11,668,547, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


             37 | Oppenheimer Limited Term California Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California
Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 06/07/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/07/2010